united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Eventide Core Bond Fund

Eventide Dividend Opportunities Fund

Eventide Exponential Technologies Fund

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

Eventide Limited-Term Bond Fund

Eventide Multi-Asset Income Fund

December 31, 2021

Eventide Asset Management, LLC

One International Place,

Suite 4210

Boston, MA 02110

1-877-771-3836

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Dear Shareholders,

The beginning of 2021 was marked by some of the deadliest months in the history of our country and a general unrest across society, yet even in this ominous atmosphere the financial markets continued to push higher as money poured into equities resulting in the S&P 500 reaching 70 all-time highs in 2021, the second most of any year in history.

There was a sense that these market gains felt disconnected from reality, but certain economic data seemed to support the market’s optimism as key metrics like the strengthening labor force and increased consumer spending reinforced the notion that the market was sanely driven by real economic fundamentals.

Though the market’s actions primarily reflected optimism, there was also a real looming fear of inflation as the year ended with the CPI (Consumer Price Index) rising at its fastest annual basis since the early 1980s.

How Eventide’s strategy works in such market conditions

In order to understand how our strategy at Eventide works in light of economic shifts and market events to position ourselves for the future, it is important to understand how our perspective differs significantly from the general consensus of other investors or “the market” in any environment. Our perspective is different in many ways, but there are three differences that are particularly important in the context of our current environment:

1.	our perspective of time horizon,

2.	our view on imprecise market reactions, and

3.	the intangible qualities that we look for in companies.

These three differences help shed light on the disparities between how the broader market has responded in the past twelve months—shifting its focus to adapt to immediate circumstances—and how Eventide has responded— sticking with a strategy that is in line with what we believe will produce long-term, risk-adjusted returns for our shareholders.

Our perspective of time horizon

First, we find that there is often a difference in the scope of time horizon that we use versus that of the market. The market tends to prioritize short-term returns, limiting its scope to stocks that it believes have immediate upside and abandoning stocks with an immediate perceived downside. At Eventide, we take a longer-term approach to investing in companies, enabling us to seek companies that we believe will be successful in the long run. This difference in the scope of time horizon can lead to great opportunities for patient investors.

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Our view on imprecise market reactions

Second, we believe that there are times when the market reacts emotionally and irrationally, using imprecise measurements of risk to punish companies that we deem to be high-quality companies. An example of this is when investors abandon the companies of an entire sector when a market factor changes. For fundamental asset managers like Eventide, this can provide an opportunity to invest at a discount in companies that we have a high conviction in because other investors have indiscriminately avoided them for what we believe to be invalid reasons. Recently, the biotechnology industry has been the subject of such indiscriminate bias, which may present opportunities to invest in attractive companies at a reduced price.

The intangible qualities that we look for

Finally, Eventide distinguishes itself by using what we believe to be a more holistic approach to evaluating a company’s intrinsic value. Put simply, there are a host of both tangible and intangible qualities of a company that investors consider when valuing a company. Investors often differ in how they value a company’s intangible qualities since these qualities tend to be more subjective. Eventide places a high priority on evaluating these intangible qualities like a company’s management team, its operational execution, and its competitive advantages.

Most importantly, we believe that a company’s tangible and intangible qualities should demonstrate its ability to create value for others, both in what the company does and how it does it. Many of these intangible qualities lead us to a different definition of the term “high-quality company,” as the market’s definition of “quality” largely depends on tangible qualities that can be quantified.

Conclusion

Historically, the financial markets have powerfully enabled investors to participate in the success of businesses that are meeting important human needs by providing them with the capital they need. Remarkable innovation in areas like transportation, energy, and communication has provided the supporting infrastructure needed for our growing society to flourish over the past century, each of which was made possible by extraordinary businesses and catalyzed by the capital provided by investors. Businesses, investors, and broader society have all benefited.

At Eventide, we believe that the financial markets should and will continue to serve as powerful conduits for investors to allocate capital to businesses that will in turn help meet our important human needs. It is our estimation that the next decade will be marked by companies participating in themes characterized by incredible innovations that among other things, will change how we treat life-altering diseases, how we use technology to complement and extend human work, how we develop communication platforms that strengthen our relational networks, and how we improve and expand our energy resources so that they remain abundant with less negative consequences.

The recent volatility in the markets has illuminated the differences in perspectives as many investors seek to prioritize shorter time horizons, imprecisely react to external stimuli, and

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overlook important intangible qualities of companies. We remain committed to our strategy of investing in companies that meet our definition of high-quality—those companies with tangible and intangible qualities that seek to demonstrate great potential to create value for society—a strategy that we believe will lead to long-term, risk-adjusted returns for our shareholders. Our conviction is that your life and the lives of your neighbors will be greatly impacted by these companies, which means our roles as investors are far more important than most people realize.

Thank you for your trust and partnership in investing that makes the world rejoice®.

Robin John

Founding Member & CEO, Eventide Asset Management

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Funds prospectus. To obtain a prospectus or other information about the Funds, please visit www.eventidefunds.com or call 1-877-771-EVEN (3836). Please read the prospectus carefully before Investing.

9092-NLD 02/11/2022

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Eventide Core Bond Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

Average Annual Total Return through December 31, 2021*, as compared to its benchmark:

			Since
	Six Month	1 Year Return	Inception (a)
Class N	-0.55%	-2.58%	-2.08%
Class A without load	-0.71%	-2.64%	-2.11%
Class A with 5.75% load	-6.40%	-8.27%	-6.11%
Class C	-1.03%	-3.45%	-2.85%
Class I	-0.56%	-2.49%	-1.97%
Bloomberg U.S. Aggregate Bond Index **	0.06%	-1.54%	-1.23%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.83%, 1.58%, 0.78% and 0.58% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2022. Per the Fund’s most recent prospectus, total annual Fund estimated expenses before waiver are 0.94%, 1.69%, 0.89% and 0.69% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in an index.

(a)	Eventide Core Bond Fund commenced operations on July 31, 2020.

Holdings by Industry	% of Net Assets
Agency Fixed Rate	15.6%
Electric Utilities	13.6%
Banking	10.4%
Real Estate Investment Trusts	7.6%
Government Owned, No Guarantee	5.9%
Insurance	5.0%
Institutional Financial Services	4.7%
Auto Loan	4.4%
Engineering & Construction	3.1%
Government Sponsored	3.0%
Other / Cash & Cash Equivalents	26.7%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

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Eventide Dividend Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

Average Annual Total Return through December 31, 2021*, as compared to its benchmarks:

			Since
	Six Month	1 Year Return	Inception (a)
Class N	13.88%	31.71%	16.50%
Class A without load	13.93%	31.77%	16.45%
Class A with 5.75% load	7.36%	24.20%	14.84%
Class C	13.49%	30.70%	15.60%
Class I	14.04%	32.00%	16.74%
Russell Midcap Value Index **	7.44%	28.34%	11.41%
Russell Midcap Core Total Return Index ***	5.45%	22.58%	14.93%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.20%, 1.95%, 1.15% and 0.95% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2022. Per the Fund’s most recent prospectus, total annual Fund expenses before waiver are 1.24%, 1.99%, 1.19% and 0.99% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The Russell Midcap Value Index measures the performance of the mid-capitalization U.S. equities that exhibit value characteristics. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

***	The Russell Midcap CoreTotal Return Index measures the performance of the mid-cap segment of the US equity universe. It is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership, representing approximately 31% of the total market capitalization of the Russell 1000 companies. It is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. Investors cannot invest directly in an index.

(a)	Eventide Dividend Opportunities Fund commenced operations on September 29, 2017.

Holdings by Industry	% of Net Assets
Banking	9.6%
Electrical Equipment	8.7%
Medical Equipment & Devices	8.2%
Electric Utilities	8.1%
Industrial REIT	7.0%
Semiconductors	6.7%
Software	4.7%
Chemicals	4.2%
Home Construction	3.7%
Infrastructure REIT	3.3%
Other / Cash & Cash Equivalents	35.8%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

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Eventide Exponential Technologies Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

Average Annual Total Return through December 31, 2021*, as compared to its benchmarks:

			Since
	Six Month	1 Year Return	Inception (a)
Class N	-4.55%	15.41%	49.07%
Class A without load	-4.55%	15.41%	49.07%
Class A with 5.75% load	-10.02%	8.79%	43.31%
Class C	-4.95%	14.49%	48.03%
Class I	-4.44%	15.64%	49.40%
S&P 500 Total Return Index **	11.67%	28.71%	35.10%
S&P North American Technology Sector Industry Index ***	8.85%	26.40%	36.12%
Exponential Technologies Blended Index ****	5.53%	22.06%	36.42%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.68%, 2.43%, 1.63% and 1.43% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2022. Per the Fund’s most recent prospectus, total annual Fund expenses before waiver are 1.78%, 2.53%, 1.73% and 1.53% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. Redemptions within 180 days of purchase are subject to a redemption fee of 1.00%. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	The S&P North American Technology Sector Index provides investors with a benchmark that represents U.S. securities classified under the GICS® information technology sector as well as the internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries. Investors cannot invest directly in an index.

****	The Exponential Technologies Blended Index is comprised of 50% of the S&P North American Technology Software Index, 20% of the S&P Technology Hardware Select Industry Index, 20% of the Philadelphia Stock Exchange Semiconductor Index and 10% of the S&P 500 Communications Services Sector. The Eventide Exponential Technologies Blended Index rebalances its weightings on a monthly frequency. Investors cannot invest directly in an index.

(a)	Eventide Exponential Technologies Fund commenced operations on June 30, 2020.

Holdings by Industry	% of Net Assets
Software	43.9%
Semiconductors	18.4%
Technology Services	10.2%
Advertising & Marketing	8.7%
E-Commerce Discretionary	7.8%
Industrial Intermediate Products	2.8%
Consumer Services	2.5%
Technology Hardware	2.1%
Asset Management	1.5%
Renewable Energy	1.4%
Other / Cash & Cash Equivalents	0.7%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

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Eventide Gilead Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

Average Annual Total Return through December 31, 2021*, as compared to its benchmarks:

					Since	Since	Since
	Six Month	1 Year Return	5 Year Return	10 Year Return	Inception (a)	Inception (b)	Inception (c)
Class N	0.66%	11.43%	24.53%	20.20%	17.24%	N/A	N/A
Class A without load	0.66%	11.41%	24.48%	20.15%	N/A	19.47%	N/A
Class A with 5.75% load	-5.13%	5.01%	23.02%	19.44%	N/A	18.90%	N/A
Class C	0.25%	10.54%	23.53%	19.23%	N/A	18.56%	N/A
Class I	0.75%	11.64%	24.78%	20.44%	N/A	N/A	18.47%
S&P 500 Total Return Index **	11.67%	28.71%	18.47%	16.55%	12.57%	15.59%	15.37%
Russell Midcap Growth Index ***	2.07%	12.73%	19.83%	16.63%	13.04%	16.46%	15.95%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the Fund’s most recent prospectus, total annual Fund expenses are 1.36%, 2.11%, 1.31%, and 1.11% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

(a)	Class N commenced operations on July 8, 2008.

(b)	Class A and Class C commenced operations on October 28, 2009.

(c)	Class I commenced operations on February 2, 2010.

Holdings by Industry	% of Net Assets
Software	19.9%
Biotech & Pharma	8.6%
Electric Equipment	8.6%
Medical Equipment & Devices	8.6%
Semiconductors	8.0%
Advertising & Marketing	5.9%
Commercial Support Services	4.2%
Electric Utilities	4.0%
E-Commerce Discretionary	3.5%
Technology Services	3.5%
Other / Cash & Cash Equivalents	25.2%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

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Eventide Healthcare & Life Sciences Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

Average Annual Total Return through December 31, 2021*, as compared to its benchmarks:

				Since
	Six Month	1 Year Return	5 Year Return	Inception (a)
Class N	-1.72%	-16.75%	21.21%	20.29%
Class A without load	-1.74%	-16.77%	21.13%	20.21%
Class A with 5.75% load	-7.39%	-21.56%	19.70%	19.42%
Class C	-2.13%	-17.41%	20.22%	19.32%
Class I	-1.63%	-16.60%	21.44%	20.53%
S&P 500 Total Return Index **	11.67%	28.71%	18.47%	16.67%
S&P Biotechnology Select Industry Index ***	-17.36%	-20.38%	13.80%	16.28%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the Fund’s most recent prospectus, total annual Fund expenses, including acquired fund fees, are 1.54%, 2.29%, 1.49% and 1.29% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	The S&P Biotechnology Select Industry Index is designed to measure the performance of narrow GICS® sub-industries and is comprised of stock in the S&P Total Market Index that are classified in the GICS biotechnology sub-industry. Investors cannot invest directly in an index.

(a)	Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

Holdings by Industry or Asset Class	% of Net Assets
Biotech & Pharma	81.2%
Medical Equipment & Devices	12.7%
Short-Term Investments	0.2%
Other / Cash & Cash Equivalents	5.9%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

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Eventide Limited-Term Bond Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

Average Annual Total Return through December 31, 2021*, as compared to its benchmarks:

					Since	Since
	Six Month	1 Year Return	5 Year Return	10 Year Return	Inception (a)	Inception (b)
Class N	-0.82%	-1.36%	N/A	N/A	N/A	2.82%
Class A without load	-0.85%	-1.41%	2.09%	2.22%	2.52%	N/A
Class A with 5.75% load	-6.54%	-7.09%	0.88%	1.62%	1.99%	N/A
Class C	-1.13%	-2.13%	N/A	N/A	N/A	2.02%
Class I	-0.71%	-1.14%	2.27%	1.94%	2.15%	N/A
Bloomberg 1-5 Year Government/Credit Index **	-0.67%	-0.97%	2.25%	1.77%	1.87%	3.06%
Bloomberg U.S. Intermediate Aggregate Bond Index ***	-0.46%	-1.29%	2.79%	2.37%	2.64%	3.85%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower absent the advisor fee waiver. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.80%, 1.55%, 0.75% and 0.55% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2022. Per the Fund’s most recent prospectus, total annual Fund expenses before waiver are 0.91%, 1.66%, 0.86% and 0.66% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The Bloomberg 1-5 Year Government/Credit Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. Investors cannot invest directly in an index.

***	The Bloomberg U.S. Intermediate Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Investors cannot invest directly in an index.

(a)	Class A and Class I commenced operations on July 28, 2010.

(b)	Class N and Class C commenced operations on December 14, 2018.

Holdings by Industry	% of Net Assets
Electric Utilities	14.7%
Banking	14.3%
Auto Loan	8.1%
Real Estate Investment Trusts	7.6%
Agency Fixed Rate	7.3%
Government Sponsored	5.4%
Institutional Financial Services	4.9%
Retail - Discretionary	4.4%
Government Owned, No Guarantee	4.1%
Insurance	4.1%
Other / Cash & Cash Equivalents	25.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

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Eventide Multi-Asset Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

Average Annual Total Return through December 31, 2021*, as compared to its benchmarks:

				Since
	Six Month	1 Year Return	5 Year Return	Inception (a)
Class N	7.35%	16.06%	10.95%	9.53%
Class A without load	7.46%	16.23%	10.95%	9.51%
Class A with 5.75% load	1.27%	9.52%	9.65%	8.51%
Class C	6.89%	15.16%	10.07%	8.66%
Class I	7.38%	16.28%	11.16%	9.73%
Russell Midcap Value Index **	7.44%	28.34%	11.22%	10.64%
Bloomberg U.S. Intermediate Aggregate Bond Index ***	-0.46%	-1.29%	2.79%	2.54%
Multi-Asset Income Blended Index ****	3.54%	12.86%	7.44%	6.97%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.07%, 1.82%, 1.02% and 0.82% for Class A shares, Class C shares, Class N shares and Class I shares, respectively, through October 31, 2022. Per the Fund’s most recent prospectus, total annual Fund expenses before waiver were 1.10%, 1.85%, 1.05% and 0.85% for Class A, Class C, Class N, and Class I, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and have a maximum deferred sales charge of 1.00% on purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares sold within 12 months. A $15 fee may be charged for redemptions made by wire. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**	The Russell Midcap Value Index measures the performance of the mid-capitalization U.S. equities that exhibit value characteristics. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

***	The Bloomberg U.S. Intermediate Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds, and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Investors cannot invest

****	The Multi-Asset Income Blended Index is comprised of 50% of the Russell Midcap Value Index and 50% of the Bloomberg U.S. Intermediate Aggregate Bond Index. The Eventide Multi-Asset Income Blended Index rebalances its weightings on a monthly frequency. Investors cannot invest directly in an index.

(a)	Eventide Multi-Asset Income Fund commenced operations on July 15, 2015.

Holdings by Industry	% of Net Assets
Electric Utilities	11.6%
Banking	10.8%
Agency Fixed Rate	7.2%
Electric Equipment	5.4%
Semiconductors	4.6%
Industrial REIT	4.5%
Medical Equipment & Devices	4.3%
Government Sponsored	3.0%
Institutional Financial Services	3.0%
Government Owned, No Guarantee	2.8%
Other / Cash & Cash Equivalents	42.8%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

E V E N T I D E	11

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2021
Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 6.1%
	AUTO LOAN — 4.4%
2,375,000	CarMax Auto Owner Trust 2020-4		1.3000	08/17/26	$ 2,368,933
1,000,000	CarMax Auto Owner Trust 2021-2		1.3400	02/16/27	991,035
700,000	GM Financial Consumer Automobile Receivables Trust 2021-2		1.2800	01/19/27	692,857
835,000	Tesla Auto Lease Trust 2021-A1		0.5600	03/20/25	830,159
1,150,000	World Omni Auto Receivables Trust 2019-B		3.0300	01/15/26	1,173,584
					6,056,568
	OTHER ABS — 1.7%
2,350,000	PFS Financing Corporation[1]		0.9700	02/15/26	2,338,184

	TOTAL ASSET BACKED SECURITIES (Cost $8,480,847)				8,394,752

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.4%
	AUTOMOTIVE — 0.9%
1,200,000	Dana, Inc.		4.2500	09/01/30	1,218,269

	BANKING — 10.4%
2,675,000	Bank of America Corporation[2]	US0003M + 0.870%	2.4560	10/22/25	2,749,754
1,750,000	First Horizon Corporation		4.0000	05/26/25	1,873,170
2,800,000	JPMorgan Chase & Company[2]	SOFRRATE + 0.600%	0.6530	09/16/24	2,788,251
2,350,000	National Bank of Canada[2]	H15T1Y + 0.400%	0.5500	11/15/24	2,323,917
1,860,000	Royal Bank of Canada		1.1500	07/14/26	1,822,232
1,150,000	Synovus Financial Corporation		3.1250	11/01/22	1,168,783
1,400,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	1,402,926
					14,129,033
	BIOTECH & PHARMA — 0.9%
1,050,000	Zoetis, Inc.		4.7000	02/01/43	1,345,045

	COMMERCIAL SUPPORT SERVICES — 1.2%
1,750,000	Waste Management, Inc.		2.5000	11/15/50	1,677,099

	ELEC & GAS MARKETING & TRADING — 1.2%
1,700,000	Southern Power Company		0.9000	01/15/26	1,645,255

See accompanying notes to financial statements.

E V E N T I D E	12

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.4% (Continued)
	ELECTRIC UTILITIES — 13.6%
1,125,000	AES Corporation (The)		1.3750	01/15/26	$ 1,093,823
1,875,000	Avangrid, Inc.		3.1500	12/01/24	1,964,664
1,800,000	Dominion Energy, Inc.		2.2500	08/15/31	1,761,780
1,400,000	DTE Electric Company		3.9500	03/01/49	1,664,530
1,820,000	Duke Energy Florida, LLC		2.5000	12/01/29	1,874,060
245,000	Georgia Power Company		3.2500	04/01/26	259,112
900,000	Interstate Power and Light Company		3.5000	09/30/49	973,953
1,350,000	MidAmerican Energy Company		4.2500	07/15/49	1,675,816
2,400,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,211,875
810,000	NextEra Energy Capital Holdings, Inc.[2]	SOFRRATE + 0.540%	0.5890	03/01/23	811,366
1,350,000	NextEra Energy Capital Holdings, Inc.[2]	US0003M + 2.409%	4.8000	12/01/77	1,440,270
1,675,000	Northern States Power Company		2.9000	03/01/50	1,702,416
1,275,000	Wisconsin Power and Light Company		1.9500	09/16/31	1,243,560
					18,677,225
	ELECTRICAL EQUIPMENT — 0.9%
1,325,000	Acuity Brands Lighting, Inc.		2.1500	12/15/30	1,295,530

	ENGINEERING & CONSTRUCTION — 3.1%
1,145,000	Installed Building Products, Inc.[1]		5.7500	02/01/28	1,192,483
875,000	MasTec, Inc.[1]		4.5000	08/15/28	910,162
1,900,000	Quanta Services, Inc., Class B		2.9000	10/01/30	1,936,447
					4,039,092
	FOOD — 1.0%
1,000,000	Conagra Brands, Inc.		5.4000	11/01/48	1,354,439

	HEALTH CARE FACILITIES & SERVICES — 0.6%
750,000	Molina Healthcare, Inc.[1]		4.3750	06/15/28	773,779

	HOME CONSTRUCTION — 0.7%
1,000,000	Masco Corporation		1.5000	02/15/28	969,463

See accompanying notes to financial statements.

E V E N T I D E	13

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.4% (Continued)
	INDUSTRIAL SUPPORT SERVICES — 1.3%
1,750,000	United Rentals North America, Inc.		3.8750	11/15/27	$ 1,816,172

	INSTITUTIONAL FINANCIAL SERVICES — 4.7%
1,700,000	Lazard Group, LLC		4.3750	03/11/29	1,920,595
2,800,000	Morgan Stanley[2]	SOFRRATE + 0.745%	0.8640	10/21/25	2,762,595
1,675,000	Nasdaq, Inc.		3.2500	04/28/50	1,714,384
					6,397,574
	INSURANCE — 5.0%
1,600,000	Aflac, Inc.		1.1250	03/15/26	1,573,072
1,225,000	Athene Holding Ltd.		3.5000	01/15/31	1,298,209
1,975,000	Brown & Brown, Inc.		4.2000	09/15/24	2,108,661
1,925,000	Pacific Life Global Funding II1		1.3750	04/14/26	1,917,867
					6,897,809
	INTERNET MEDIA & SERVICES — 0.8%
1,000,000	VeriSign, Inc.		4.7500	07/15/27	1,039,885

	MACHINERY — 1.9%
500,000	Mueller Water Products, Inc.[1]		4.0000	06/15/29	505,718
2,175,000	Xylem, Inc./NY		1.9500	01/30/28	2,153,964
					2,659,682
	REAL ESTATE INVESTMENT TRUSTS — 7.6%
2,000,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	2,167,305
2,250,000	AvalonBay Communities, Inc.		2.0500	01/15/32	2,229,824
700,000	HAT Holdings I, LLC / HAT Holdings II, LLC[1]		3.3750	06/15/26	707,938
1,515,000	Prologis, L.P.		1.2500	10/15/30	1,412,221
1,230,000	Public Storage[2]	SOFRRATE + 0.470%	0.5160	04/23/24	1,228,871
500,000	Sabra Health Care, L.P.		5.1250	08/15/26	550,998
2,050,000	Welltower, Inc.		2.7000	02/15/27	2,138,555
					10,435,712
	RETAIL - DISCRETIONARY — 0.8%
1,000,000	AutoZone, Inc.		3.7500	04/18/29	1,094,472

See accompanying notes to financial statements.

E V E N T I D E	14

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 62.4% (Continued)
	SEMICONDUCTORS — 2.0%
900,000	NVIDIA Corporation	3.5000	04/01/50	$ 1,032,306
1,750,000	NXP BV / NXP Funding, LLC / NXP USA, Inc. B1	2.5000	05/11/31	1,764,745
				2,797,051
	TECHNOLOGY SERVICES — 2.3%
1,100,000	Verisk Analytics, Inc.	5.5000	06/15/45	1,489,248
1,625,000	Visa, Inc.	0.7500	08/15/27	1,560,039
				3,049,287
	WHOLESALE - CONSUMER STAPLES — 1.5%
2,125,000	Sysco Corporation	2.4000	02/15/30	2,135,244

	TOTAL CORPORATE BONDS (Cost $86,974,638)			85,447,117

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.6%
	COMBINED UTILITIES — 0.9%
1,000,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,199,058

	MULTI-FAMILY HOUSING — 0.6%
250,000	Maine State Housing Authority	0.4000	11/15/24	248,736
500,000	New York City Housing Development Corporation	0.6500	11/01/25	494,042
100,000	New York State Housing Finance Agency	0.7000	11/01/25	99,406
				842,184
	SINGLE-FAMILY HOUSING — 0.7%
468,781	Minnesota Housing Finance Agency	1.5800	02/01/51	462,062
480,000	Texas Department of Housing & Community Affairs	0.5000	07/01/24	478,501
				940,563
	STATE — 0.9%
1,250,000	State of Oregon	2.3370	11/01/33	1,286,162

	WATER AND SEWER — 1.5%
2,000,000	City of Aurora, CO Water Revenue	2.6260	08/01/41	2,006,835

See accompanying notes to financial statements.

E V E N T I D E	15

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 4.6% (Continued)
	TOTAL MUNICIPAL BONDS (Cost $6,278,952)			$ 6,274,802

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 24.5%
	AGENCY FIXED RATE — 15.6%
297,402	Fannie Mae Pool FM5377	4.0000	03/01/34	312,579
1,456,793	Fannie Mae Pool MA4122	1.5000	09/01/35	1,462,608
1,616,142	Fannie Mae Pool MA4260	1.5000	02/01/36	1,623,102
1,199,386	Fannie Mae Pool BO9355	3.0000	03/01/50	1,248,356
1,069,419	Fannie Mae Pool BP5878	2.5000	06/01/50	1,093,214
1,672,121	Fannie Mae Pool MA4120	2.5000	09/01/50	1,709,346
1,484,497	Fannie Mae Pool FM4720	3.0000	10/01/50	1,557,301
1,439,320	Fannie Mae Pool MA4306	2.5000	04/01/51	1,471,221
917,864	Fannie Mae Pool MA4307	3.0000	04/01/51	954,793
978,916	Freddie Mac Pool QN5018	2.0000	01/01/36	1,006,694
1,176,326	Freddie Mac Pool SD8090	2.0000	09/01/50	1,174,704
990,878	Freddie Mac Pool SD8091	2.5000	09/01/50	1,012,940
1,576,251	Freddie Mac Pool SD8122	2.5000	01/01/51	1,610,968
1,940,992	Freddie Mac Pool SD8128	2.0000	02/01/51	1,938,316
1,842,664	Freddie Mac Pool SD8129	2.5000	02/01/51	1,883,248
1,264,612	Freddie Mac Pool RA5696	2.5000	08/01/51	1,293,771
				21,353,161
	GOVERNMENT OWNED, NO GUARANTEE — 5.9%
500,000	Federal Home Loan Mortgage Corporation	0.3000	11/16/23	496,447
1,250,000	Federal Home Loan Mortgage Corporation	0.6500	10/27/25	1,224,830
2,500,000	Federal National Mortgage Association	2.1250	04/24/26	2,594,229
2,750,000	Federal National Mortgage Association	0.7500	10/08/27	2,655,466
1,175,000	Federal National Mortgage Association	0.8750	08/05/30	1,109,793
				8,080,765
	GOVERNMENT SPONSORED — 3.0%
2,000,000	Federal Farm Credit Banks Funding Corporation	0.8750	02/03/25	1,989,229
1,600,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	1,570,752

See accompanying notes to financial statements.

E V E N T I D E	16

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 24.5% (Continued)
	GOVERNMENT SPONSORED — 3.0% (Continued)
500,000	Federal Farm Credit Banks Funding Corporation	0.3900	07/14/25	$ 486,054
				4,046,035
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $34,072,800)			33,479,961

Shares				Fair Value
	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND — 0.1%
159,376	First American Government Obligations Fund, Class U, 0.03% (Cost $159,376)[3]			159,376

	TOTAL INVESTMENTS — 97.7% (Cost $135,966,613)			$ 133,756,008
	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%			3,111,584
	NET ASSETS — 100.0%			$ 136,867,592

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

1.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is $10,941,035 or 8.0% of net assets.

2.	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

3.	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes to financial statements.

E V E N T I D E	17

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2021
Shares		Fair Value
	COMMON STOCKS — 89.8%
	AUTOMOTIVE — 0.7%
46,400	Magna International, Inc.	$ 3,755,616

	BANKING — 9.6%
59,200	First Republic Bank	12,225,392
176,706	Live Oak Bancshares, Inc.	15,424,667
34,400	Signature Bank	11,127,368
259,900	Synovus Financial Corporation	12,441,413
		51,218,840
	CHEMICALS — 4.2%
659,100	Element Solutions, Inc.	16,002,948
18,500	Sherwin-Williams Company (The)	6,514,960
		22,517,908
	COMMERCIAL SUPPORT SERVICES — 1.8%
21,100	Cintas Corporation	9,350,887

	CONSTRUCTION MATERIALS — 1.5%
58,078	Advanced Drainage Systems, Inc.	7,906,158

	DIVERSIFIED INDUSTRIALS — 3.0%
215,600	Pentair plc	15,745,268

	ELECTRIC UTILITIES — 6.0%
294,500	Clearway Energy, Inc.	10,610,835
252,000	NextEra Energy Partners, L.P.	21,268,800
		31,879,635
	ELECTRICAL EQUIPMENT — 8.7%
12,800	Generac Holdings, Inc.[1]	4,504,576
553,600	nVent Electric plc	21,036,800
11,700	Roper Technologies, Inc.	5,754,762
76,900	Trane Technologies PLC	15,536,107
		46,832,245
	GAS & WATER UTILITIES — 1.2%
34,100	American Water Works Company, Inc.	6,440,126

See accompanying notes to financial statements.

E V E N T I D E	18

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	HOME CONSTRUCTION — 3.7%
122,400	DR Horton, Inc.	$ 13,274,280
141,700	KB Home	6,338,241
		19,612,521
	INDUSTRIAL REIT — 7.0%
30,200	EastGroup Properties, Inc.	6,881,070
94,000	Prologis, Inc.	15,825,840
186,474	Rexford Industrial Realty, Inc.	15,124,906
		37,831,816
	INFRASTRUCTURE REIT — 3.3%
57,900	Crown Castle International Corporation	12,086,046
13,200	SBA Communications Corporation	5,135,064
		17,221,110
	INSTITUTIONAL FINANCIAL SERVICES — 3.0%
75,900	Nasdaq, Inc.	15,939,759

	LEISURE PRODUCTS — 0.8%
52,900	YETI Holdings, Inc.[1]	4,381,707

	MACHINERY — 1.8%
39,600	IDEX Corporation	9,358,272

	MEDICAL EQUIPMENT & DEVICES — 7.5%
147,200	Agilent Technologies, Inc.	23,500,480
67,100	STERIS plc	16,332,811
		39,833,291
	OFFICE REIT — 0.9%
21,300	Alexandria Real Estate Equities, Inc.	4,749,048

	OIL & GAS PRODUCERS — 1.7%
44,400	Cheniere Energy, Inc.	4,503,048
178,300	Williams Companies, Inc. (The)	4,642,932
		9,145,980

See accompanying notes to financial statements.

E V E N T I D E	19

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Shares		Fair Value
	COMMON STOCKS — 89.8% (Continued)
	RESIDENTIAL REIT — 2.4%
143,500	Equity LifeStyle Properties, Inc.	$ 12,579,210

	SEMICONDUCTORS — 6.7%
63,900	Azenta, Inc.	6,588,729
120,200	Entegris, Inc.	16,657,316
29,900	KLA Corporation	12,860,289
		36,106,334
	SOFTWARE — 3.2%
89,700	Dynatrace, Inc.[1]	5,413,395
30,900	Synopsys, Inc.[1]	11,386,650
		16,800,045
	SPECIALTY REITS — 3.0%
299,600	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,914,752

	TECHNOLOGY HARDWARE — 1.6%
61,000	Garmin Ltd.	8,306,370

	TECHNOLOGY SERVICES — 0.7%
17,000	Verisk Analytics, Inc.	3,888,410

	TRANSPORTATION & LOGISTICS — 3.2%
49,200	Old Dominion Freight Line, Inc.	17,632,296

	WHOLESALE - CONSUMER STAPLES — 1.5%
100,500	Sysco Corporation	7,894,275

	WHOLESALE - DISCRETIONARY — 1.1%
10,100	Pool Corporation	5,716,600

	TOTAL COMMON STOCKS (Cost $379,712,838)	478,558,479

See accompanying notes to financial statements.

E V E N T I D E	20

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 4.0%
	AUTOMOTIVE — 1.9%
55,500	Aptiv plc	5.5000	06/15/23	$ 10,210,890

	ELECTRIC UTILITIES — 2.1%
78,500	AES Corporation (The)	6.8750	02/15/24	7,536,000
76,650	Algonquin Power & Utilities Corporation	7.7500	06/15/24	3,620,946
				11,156,946

	TOTAL PREFERRED STOCKS (Cost $19,865,185)			21,367,836

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 2.2%
	MEDICAL EQUIPMENT & DEVICES — 0.7%
3,815,000	Exact Sciences Corporation	0.3750	03/01/28	3,702,839

	SOFTWARE — 1.5%
3,945,000	Palo Alto Networks, Inc.	0.7500	07/01/23	8,279,766

	TOTAL CONVERTIBLE BONDS (Cost $10,007,159)		11,982,605

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 0.8%
	ASSET MANAGEMENT — 0.8%
2,000,000	Calvert Impact Capital, Inc.[2]	0.4000	11/15/22	2,000,000
2,000,000	Vision Fund International[2,3,4]	2.6110	11/30/23	2,000,000
			4,000,000
	TOTAL CORPORATE BONDS (Cost $4,000,000)		4,000,000

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS — 1.7%
102,537	Fidelity Government Portfolio, Class I, 0.01%[5]			102,537

See accompanying notes to financial statements.

E V E N T I D E	21

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Dividend Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.7% (Continued)
	MONEY MARKET FUNDS — 1.7% (Continued)
8,961,472	First American Government Obligations Fund, Class U, 0.03%[5]	$ 8,961,472
	TOTAL MONEY MARKET FUNDS (Cost $9,064,009)	9,064,009

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,064,009)	9,064,009

	TOTAL INVESTMENTS — 98.5% (Cost $422,649,191)	$ 524,972,929
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%	7,806,157
	NET ASSETS — 100.0%	$ 532,779,086

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

1.	Non-income producing security.

2.	Illiquid security. The total fair value of these securities as of December 31, 2021 was $4,000,000, representing 0.8% of net assets.

3.	The value of this security has been determined in good faith under policies of the Board of Trustees.

4.	Restricted security. See Note 6 for additional details.

5.	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes to financial statements.

E V E N T I D E	22

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Exponential Technologies Fund
SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2021
Shares		Fair Value
	COMMON STOCKS — 98.4%
	ADVERTISING & MARKETING — 8.7%
54,000	Trade Desk, Inc. (The), Class A1	$ 4,948,560
133,000	ZoomInfo Technologies, Inc., Class A1	8,538,600
		13,487,160
	ASSET MANAGEMENT — 0.6%
155,000	Planet Labs PBC[1]	953,250

	CONSUMER SERVICES — 2.5%
155,828	Coursera, Inc.[1]	3,808,436

	E-COMMERCE DISCRETIONARY — 7.8%
158,886	Global-e Online Ltd.[1]	10,071,784
10,477	Wayfair, Inc., Class A1	1,990,316
		12,062,100
	INDUSTRIAL INTERMEDIATE PRODUCTS — 2.8%
85,030	Xometry, Inc.[1]	4,357,788

	RENEWABLE ENERGY — 1.4%
90,000	Shoals Technologies Group, Inc.[1]	2,187,000

	SEMICONDUCTORS — 18.4%
57,000	Entegris, Inc.	7,899,060
7,998	KLA Corporation	3,440,020
3,446	Lam Research Corporation	2,478,191
82,000	Lattice Semiconductor Corporation[1]	6,318,920
8,959	Monolithic Power Systems, Inc.	4,419,743
19,137	Silicon Laboratories, Inc.[1]	3,950,260
		28,506,194
	SOFTWARE — 43.9%
180,259	Arteris, Inc.[1]	3,805,267
32,000	Crowdstrike Holdings, Inc., Class A1	6,552,000
35,000	Datadog, Inc.[1]	6,233,850
107,000	Dynatrace, Inc.[1]	6,457,450
58,000	Five9, Inc.[1]	7,964,559
7,100	HubSpot, Inc.[1]	4,679,965

See accompanying notes to financial statements.

E V E N T I D E	23

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Exponential Technologies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Shares				Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SOFTWARE — 43.9% (Continued)
236,000	KnowBe4, Inc.[1]			$ 5,413,840
3,355	MongoDB, Inc.[1]			1,775,969
76,000	nCino, Inc.[1]			4,169,360
69,000	Outset Medical, Inc.[1]			3,180,210
10,150	Palo Alto Networks, Inc.[1]			5,651,114
44,000	Smartsheet, Inc., Class A1			3,407,800
35,000	Sprout Social, Inc., Class A1			3,174,150
14,857	Synopsys, Inc.[1]			5,474,805
				67,940,339
	TECHNOLOGY HARDWARE — 2.1%
43,000	Ciena Corporation[1]			3,309,710

	TECHNOLOGY SERVICES — 10.2%
296,813	Dlocal Ltd./Uruguay[1]			10,593,256
89,000	Shift4 Payments, Inc.[1]			5,155,770
				15,749,026

	TOTAL COMMON STOCKS (Cost $130,672,358)			152,361,003

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BOND — 0.9%
	ASSET MANAGEMENT — 0.9%
1,460,000	Calvert Impact Capital, Inc.[2]	0.4000	11/15/22	1,460,000

	TOTAL CORPORATE BOND (Cost $1,460,000)			1,460,000

Shares				Fair Value
	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND — 0.3%
500,025	Fidelity Government Portfolio, Class I, 0.01% (Cost $500,025)[3]			500,025

	TOTAL INVESTMENTS — 99.6% (Cost $132,632,383)			$ 154,321,028
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			694,605
	NET ASSETS — 100.0%			$ 155,015,633

See accompanying notes to financial statements.

E V E N T I D E	24

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Exponential Technologies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021

LTD	- Limited Company

1.	Non-income producing security.

2.	Illiquid security. The total fair value of these securities as of December 31, 2021 was $1,460,000, representing 0.9% of net assets.

3.	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes to financial statements.

E V E N T I D E	25

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2021
Shares		Fair Value
	COMMON STOCKS — 96.2%
	ADVERTISING & MARKETING — 5.9%
2,135,500	Trade Desk, Inc. (The), Class A1	$ 195,697,220
1,943,000	ZoomInfo Technologies, Inc., Class A1	124,740,600
		320,437,820
	ASSET MANAGEMENT — 0.0%[2]
590,602	Entasis Therapeutics Holdings, Inc.[1]	1,293,418

	AUTOMOTIVE — 2.7%
537,000	Aptiv plc[1]	88,578,150
718,000	Magna International, Inc.	58,114,920
		146,693,070
	BIOTECH & PHARMA — 8.5%
182,400	Argenx S.E. - ADR[1]	63,874,656
1,123,000	Ascendis Pharma A/S - ADR[1]	151,077,190
885,000	Biohaven Pharmaceutical Holding Company Ltd.[1]	121,961,850
1,344,376	Collegium Pharmaceutical, Inc.[1]	25,112,944
618,646	Essa Pharma, Inc.[1]	8,784,776
572,500	Guardant Health, Inc.[1]	57,261,450
336,223	Phathom Pharmaceuticals, Inc.[1]	6,613,506
17,626	Pliant Therapeutics, Inc.[1]	237,951
1,574,013	Praxis Precision Medicines, Inc.[1]	31,008,056
		465,932,379
	COMMERCIAL SUPPORT SERVICES — 4.2%
262,000	Cintas Corporation	116,110,540
804,000	Waste Connections, Inc.	109,561,080
		225,671,620
	CONSUMER SERVICES — 0.7%
1,582,400	Coursera, Inc.[1]	38,673,856

	E-COMMERCE DISCRETIONARY — 3.5%
1,981,000	Global-e Online Ltd.[1]	125,575,590
324,000	Wayfair, Inc., Class A1	61,550,280
		187,125,870
	ELECTRIC UTILITIES — 4.0%
775,019	Brookfield Renewable Corporation	28,543,950

See accompanying notes to financial statements.

E V E N T I D E	26

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	ELECTRIC UTILITIES — 4.0% (Continued)
1,236,000	Brookfield Renewable Partners, L.P.	$ 44,236,440
1,000,000	Clearway Energy, Inc.	36,030,000
1,305,500	NextEra Energy Partners, L.P.	110,184,200
		218,994,590
	ELECTRICAL EQUIPMENT — 8.6%
359,000	Cognex Corporation	27,915,840
355,300	Generac Holdings, Inc.[1]	125,037,176
280,000	Novanta, Inc.[1]	49,372,400
293,000	Roper Technologies, Inc.	144,114,980
613,600	Trane Technologies plc	123,965,608
		470,406,004
	FOOD — 1.0%
2,950,000	Vital Farms, Inc.[1,3]	53,277,000

	FORESTRY, PAPER & WOOD PRODUCTS — 2.5%
990,000	Trex Company, Inc.[1]	133,679,700

	HOME CONSTRUCTION — 1.8%
902,000	DR Horton, Inc.	97,821,900

	INDUSTRIAL INTERMEDIATE PRODUCTS — 0.8%
869,000	Xometry, Inc.[1]	44,536,250

	INFRASTRUCTURE REIT — 0.9%
235,000	Crown Castle International Corporation	49,053,900

	INTERNET MEDIA & SERVICES — 0.3%
1,098,246	MediaAlpha, Inc.[1]	16,956,918

	LEISURE PRODUCTS — 1.1%
750,000	YETI Holdings, Inc.[1]	62,122,500

	MEDICAL EQUIPMENT & DEVICES — 8.1%
787,000	Exact Sciences Corporation[1]	61,252,210

See accompanying notes to financial statements.

E V E N T I D E	27

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 8.1% (Continued)
240,000	IDEXX Laboratories, Inc.[1]	$ 158,030,400
75,000	Intuitive Surgical, Inc.[1]	26,947,500
112,000	Mettler-Toledo International, Inc.[1]	190,087,520
		436,317,630
	REAL ESTATE SERVICES — 0.2%
1,110,899	Compass, Inc.[1]	10,098,072

	RENEWABLE ENERGY — 1.0%
66,500	Enphase Energy, Inc.[1]	12,165,510
1,756,900	Shoals Technologies Group, Inc.[1]	42,692,670
		54,858,180
	RETAIL - DISCRETIONARY — 2.3%
489,000	Lowe’s Companies, Inc.	126,396,720

	SEMICONDUCTORS — 8.0%
154,300	ASML Holding N.V. - ADR	122,844,402
492,000	Entegris, Inc.	68,181,360
176,900	Lam Research Corporation	127,217,635
389,744	Lattice Semiconductor Corporation[1]	30,033,673
76,198	Monolithic Power Systems, Inc.	37,590,759
410,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	49,327,100
		435,194,929
	SOFTWARE — 19.9%
583,100	Crowdstrike Holdings, Inc., Class A1	119,389,725
454,000	Datadog, Inc.[1]	80,861,940
257,500	Duolingo, Inc.[1]	27,323,325
2,544,941	Dynatrace, Inc.[1]	153,587,189
1,405,000	Five9, Inc.[1]	192,934,601
233,533	HubSpot, Inc.[1]	153,933,277
2,650,000	KnowBe4, Inc.[1,3]	60,791,000
86,000	MongoDB, Inc.[1]	45,524,100
612,000	nCino, Inc.[1]	33,574,320
141,837	Palo Alto Networks, Inc.[1]	78,969,168
634,000	Smartsheet, Inc., Class A1	49,103,300

See accompanying notes to financial statements.

E V E N T I D E	28

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Shares		Fair Value
	COMMON STOCKS — 96.2% (Continued)
	SOFTWARE — 19.9% (Continued)
960,943	Sprout Social, Inc., Class A1	$ 87,147,921
		1,083,139,866
	SPECIALTY REITS — 0.6%
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,731,200

	TECHNOLOGY HARDWARE — 0.4%
267,000	Ciena Corporation[1]	20,550,990

	TECHNOLOGY SERVICES — 3.5%
4,092,499	Dlocal Ltd./Uruguay[1]	146,061,289
196,000	Verisk Analytics, Inc.	44,831,080
		190,892,369
	TRANSPORTATION & LOGISTICS — 3.2%
220,000	GXO Logistics, Inc.[1]	19,982,600
378,000	Old Dominion Freight Line, Inc.	135,467,640
220,000	XPO Logistics, Inc.[1]	17,034,600
		172,484,840
	WHOLESALE - DISCRETIONARY — 2.5%
237,000	Pool Corporation	134,142,000

	TOTAL COMMON STOCKS (Cost $2,843,723,368)	5,230,483,591

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA — 0.1%
3,982,940	Peloton Therapeutics, Inc. - CVR[1,4,5,6,7]	3,068,855

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	3,068,855

See accompanying notes to financial statements.

E V E N T I D E	29

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Shares				Fair Value
	PRIVATE INVESTMENT — 0.5%
	MEDICAL EQUIPMENT & DEVICES — 0.5%
179,406	Beta Bionic Series B/B2[1,4,5,6,7]			$ 27,269,712

	TOTAL PRIVATE INVESTMENT (Cost $27,400,031)			27,269,712

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 1.2%
	ASSET MANAGEMENT — 1.2%
31,300,000	Calvert Impact Capital, Inc.[4]	0.4000	11/15/22	31,300,000
15,000,000	Calvert Impact Capital, Inc.[4]	1.0000	11/15/22	15,000,000
7,000,000	Vision Fund International[4,5,7]	2.6110	11/30/23	7,000,000
5,000,000	Vision Fund International[4,5,7]	3.1500	12/15/25	5,000,000
5,000,000	Vision Fund International[4,5,7]	3.2230	12/15/26	5,000,000
				63,300,000
	TOTAL CORPORATE BONDS (Cost $63,300,000)			63,300,000

Shares				Fair Value
	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND — 0.2%
10,799,659	Fidelity Government Portfolio, Class I, 0.01% (Cost $10,799,659)[8]			10,799,659

	TOTAL INVESTMENT — 98.2% (Cost $2,945,223,058)			$ 5,334,921,817
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%			96,294,129
	NET ASSETS — 100.0%			$ 5,431,215,946

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

CVR	- Contingent Value Rights

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

See accompanying notes to financial statements.

E V E N T I D E	30

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021

1.	Non-income producing security.

2.	Percentage rounds to less than 0.1%.

3.	Affiliated Company – Eventide Gilead Fund holds in excess of 5% of outstanding voting securities of this security.

4.	Illiquid security. The total fair value of these securities as of December 31, 2021 was $93,638,567, representing 1.7% of net assets.

5.	The value of this security has been determined in good faith under policies of the Board of Trustees.

6.	Private investment.

7.	Restricted security. See Note 6 for additional details.

8.	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes to financial statements.

E V E N T I D E	31

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2021
Shares		Fair Value
	COMMON STOCKS — 82.7%
	BIOTECH & PHARMA — 71.0%
716,670	89bio, Inc.[1]	$ 9,366,877
1,975,000	ADC Therapeutics S.A.[1]	39,895,000
90,084	Allakos, Inc.[1]	881,922
2,850,000	Annexon, Inc.[1,2]	32,746,500
230,100	Argenx S.E. - ADR[1]	80,578,719
625,648	Ascendis Pharma A/S - ADR[1]	84,168,426
1,263,471	Bicycle Therapeutics plc - ADR[1]	76,907,480
750,000	Biohaven Pharmaceutical Holding Company Ltd.[1]	103,357,499
395,800	Blueprint Medicines Corporation[1]	42,394,138
1,449,494	Bolt Biotherapeutics, Inc.[1]	7,102,521
1,670,399	Cardiff Oncology, Inc.[1]	10,039,098
1,238,900	Celldex Therapeutics, Inc.[1]	47,871,096
1,040,000	ChemoCentryx, Inc.[1]	37,866,400
3,514,909	Cogent Biosciences, Inc.[1,2]	30,157,919
1,285,217	Collegium Pharmaceutical, Inc.[1]	24,007,854
719,000	Cullinan Oncology, Inc.[1]	11,094,170
400,000	Design Therapeutics, Inc.[1]	8,564,000
600,000	DICE Therapeutics, Inc.[1]	15,186,000
2,700,000	Essa Pharma, Inc.[1,2]	38,340,004
2,257,352	Freeline Therapeutics Holdings plc Series C - ADR[1,2]	4,446,983
313,600	Guardant Health, Inc.[1]	31,366,272
1,000,000	ImmunoGen, Inc.[1]	7,420,000
4,950,000	Immunovant, Inc.[1]	42,174,000
327,444	Intercept Pharmaceuticals, Inc.[1]	5,334,063
138,821	KalVista Pharmaceuticals, Inc.[1]	1,836,602
748,000	Karuna Therapeutics, Inc.[1]	97,988,000
1,361,044	Kura Oncology, Inc.[1]	19,054,616
291,626	Mirati Therapeutics, Inc.[1]	42,778,618
235,000	Neurocrine Biosciences, Inc.[1]	20,014,950
1,870,000	Nurix Therapeutics, Inc.[1]	54,136,500
244,925	Pharvaris BV1	3,874,714
24,873	Pliant Therapeutics, Inc.[1]	335,785
2,236,586	Praxis Precision Medicines, Inc.[1]	44,060,744
2,296,245	Prometheus Biosciences, Inc.[1,2]	90,793,527
700,000	Roivant Sciences Ltd. [1,3,4,5]	6,703,200

See accompanying notes to financial statements.

E V E N T I D E	32

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Shares		Fair Value
	COMMON STOCKS — 82.7% (Continued)
	BIOTECH & PHARMA — 71.0% (Continued)
2,708,975	Sutro Biopharma, Inc.[1,2]	$ 40,309,548
1,165,000	Syndax Pharmaceuticals, Inc.[1]	25,501,850
1,561,092	Talaris Therapeutics, Inc.[1]	23,869,097
1,122,617	VectivBio Holding A.G.[1]	5,512,049
506,000	Xencor, Inc.[1]	20,300,720
529,000	Zentalis Pharmaceuticals, Inc.[1]	44,467,740
2,819,135	Zymeworks, Inc.[1,2]	46,205,623
		1,379,010,824
	MEDICAL EQUIPMENT & DEVICES — 11.7%
1,410,000	908 Devices, Inc.[1]	36,476,700
164,400	Agilent Technologies, Inc.	26,246,460
703,000	Exact Sciences Corporation[1]	54,714,490
41,700	IDEXX Laboratories, Inc.[1]	27,457,782
14,500	Mettler-Toledo International, Inc.[1]	24,609,545
119,000	Repligen Corporation[1]	31,515,960
651,000	Veracyte, Inc.[1]	26,821,200
		227,842,137

	TOTAL COMMON STOCKS (Cost $1,248,478,290)	1,606,852,961

Shares		Fair Value
	CONTINGENT VALUE RIGHTS — 0.1%
	BIOTECH & PHARMA — 0.1%
1,528,871	Peloton Therapeutics, Inc. - CVR[1,4,5,6,7]	$ 1,177,995

	TOTAL CONTINGENT VALUE RIGHTS (Cost $–)	1,177,995

Shares		Fair Value
	PRIVATE INVESTMENTS — 11.1%
	BIOTECH & PHARMA — 10.1%
4,643,043	Arch Oncology, Inc. Series C1[1,4,5,6,7]	5,654,762
295,276	BioSplice Therapeutics[1,4,5,6,7]	5,435,470
5,000,000	Casma Therapeutics, Inc. Series B1[1,2,4,5,6,7]	3,562,500
5,000,000	Casma Therapeutics, Inc. Series B2[1,2,4,5,6,7]	3,562,500
721,145	Cullinan Oncology, LLC Series C1,4,5	10,570,904
642,731	DiCE Molecules Series C1,4,5	15,454,146
307,516	DiCE Molecules Series C1[1,4,5]	7,394,068

See accompanying notes to financial statements.

E V E N T I D E	33

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Shares		Fair Value
	PRIVATE INVESTMENTS — 11.1% (Continued)
	BIOTECH & PHARMA — 10.1% (Continued)
321,365	DiCE Molecules Series C2[1,4,5]	$ 7,727,061
1,097,561	Flare Therapeutics, Inc. Series A1,4,5,6,7	1,042,683
1,228,304	Freeline Therapeutics Ltd. Series C1,2,4,5	2,298,771
928,098	Freenome Holdings, Inc.[1,4,5,6,7]	10,286,760
5,000,000	Goldfinch Biopharma, Inc. Series A1,2,4,5,6,7	5,600,000
8,474,576	Goldfinch Biopharma, Inc. Series B1,2,4,5,6,7	9,491,525
763,319	Kojin Therapeutics, Inc. Series A-1[1,4,5,6,7]	1,424,998
3,831,418	Korro Bio, Inc. Series B1[1,4,5,6,7]	9,500,001
8,718,446	LEXEO Therapeutics Series B1,2,4,5,6,7	14,250,300
1,446,262	Prometheus Biosciences, Inc. Series D1[1,2,4,5]	54,325,939
1,017,770	Prometheus Laboratories, Inc.[1,2,4,5,6,7]	667,148
1,489,958	Shoreline Biosciences Series B1,4,5,6,7	14,249,958
3,660,670	Turnstone Biologics Inc. Series D1,4,5,6,7	9,499,999
1,216,427	VectivBio A.G. Series A-2[1,2,4,5]	5,674,024
		197,673,517
	MEDICAL EQUIPMENT & DEVICES — 1.0%
122,828	Beta Bionic Series B/B2[1,4,5,6,7]	18,669,856

	TOTAL PRIVATE INVESTMENTS (Cost $181,959,891)	216,343,373

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND — 0.2%
3,117,190	Fidelity Government Portfolio, Class I, 0.01% (Cost $3,117,190)[8]	3,117,190

	TOTAL INVESTMENTS — 94.1% (Cost $1,433,555,371)	$ 1,827,491,519
	OTHER ASSETS IN EXCESS OF LIABILITIES — 5.9%	114,048,601
	NET ASSETS — 100.0%	$ 1,941,540,120

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
CVR	- Contingent Value Rights
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

See accompanying notes to financial statements.

E V E N T I D E	34

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021

1.	Non-income producing security.

2.	Affiliated Company – Eventide Healthcare & Life Sciences Fund holds in excess of 5% of outstanding voting securities of this security.

3.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is $6,703,200 or 0.3% of net assets.

4.	Illiquid security. The total fair value of these securities as of December 31, 2021 was $224,224,568, representing 11.5% of net assets.

5.	Restricted security. See Note 6 for additional details.

6.	The value of this security has been determined in good faith under policies of the Board of Trustees.

7.	Private investment.

8.	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes to financial statements.

E V E N T I D E	35

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2021
Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 9.6%
	AUTO LOAN — 8.1%
3,450,000	CarMax Auto Owner Trust 2020-4		1.3000	08/17/26	$ 3,441,187
1,000,000	CarMax Auto Owner Trust 2021-2		1.3400	02/16/27	991,035
1,500,000	CarMax Auto Owner Trust 2021-2 Series 21-2 D		1.5500	10/15/27	1,489,807
2,750,000	GM Financial Consumer Automobile Receivables Trust 2021-2		0.5100	04/16/26	2,731,703
1,000,000	Tesla Auto Lease Trust 2021-A1		1.1800	03/20/25	995,134
3,085,000	Toyota Auto Receivables Owner Trust 2021-B		0.2600	11/17/25	3,055,869
3,000,000	World Omni Auto Receivables Trust 2019-B		3.0300	01/15/26	3,061,524
					15,766,259
	OTHER ABS — 1.5%
2,950,000	PFS Financing Corporation[1]		0.9700	02/15/26	2,935,167

	TOTAL ASSET BACKED SECURITIES (Cost $18,876,172)				18,701,426

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
	CMBS — 0.0%[2]
21,821	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-023 Class A-1		1.5830	04/25/22	21,852

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
130,226	Fannie Mae REMICS		3.0000	08/25/36	131,847
243,593	Fannie Mae REMICS		3.0000	12/25/40	248,627
82,586	Fannie Mae REMICS		3.0000	10/25/42	85,939
					466,413
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $474,659)				488,265

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 67.6%
	BANKING — 14.3%
3,975,000	Bank of America Corporation[3]	US0003M + 0.870%	2.4560	10/22/25	4,086,083
3,300,000	First Horizon Corporation		3.5500	05/26/23	3,401,618
4,075,000	JPMorgan Chase & Company[3]	SOFRRATE + 0.600%	0.6530	09/16/24	4,057,900
3,500,000	National Bank of Canada[3]	H15T1Y + 0.400%	0.5500	11/15/24	3,461,152

See accompanying notes to financial statements.

E V E N T I D E	36

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 67.6% (Continued)
	BANKING — 14.3% (Continued)
3,425,000	Regions Financial Corporation		2.2500	05/18/25	$ 3,496,266
3,325,000	Royal Bank of Canada		1.1500	07/14/26	3,257,485
2,476,000	Synovus Financial Corporation		3.1250	11/01/22	2,516,441
3,175,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	3,181,637
					27,458,582
	ELEC & GAS MARKETING & TRADING — 0.9%
1,850,000	Southern Power Company		0.9000	01/15/26	1,790,424

	ELECTRIC UTILITIES — 14.7%
1,050,000	AES Corporation (The)		1.3750	01/15/26	1,020,901
3,200,000	Avangrid, Inc.		3.1500	12/01/24	3,353,028
3,148,000	CenterPoint Energy, Inc.[3]	SOFRRATE + 0.650%	0.6990	05/13/24	3,148,984
2,750,000	CMS Energy Corporation		3.8750	03/01/24	2,882,599
1,275,000	Georgia Power Company		3.2500	04/01/26	1,348,439
2,650,000	MidAmerican Energy Company		3.1000	05/01/27	2,819,656
1,700,000	National Rural Utilities Cooperative Finance		3.4000	11/15/23	1,770,077
800,000	NextEra Energy Capital Holdings, Inc.[3]	SOFRRATE + 0.540%	0.5890	03/01/23	801,349
1,031,000	NextEra Energy Capital Holdings, Inc.		0.6500	03/01/23	1,029,209
2,500,000	OGE Energy Corporation		0.7030	05/26/23	2,489,581
2,765,000	PPL Electric Utilities Corporation[3]	SOFRRATE + 0.330%	0.3790	06/24/24	2,758,286
1,700,000	TerraForm Power Operating, LLC[1]		4.2500	01/31/23	1,740,044
3,400,000	WEC Energy Group, Inc.		0.5500	09/15/23	3,374,650
					28,536,803
	ELECTRICAL EQUIPMENT — 2.2%
1,100,000	Lennox International, Inc.		1.3500	08/01/25	1,087,749
3,000,000	Roper Technologies, Inc.		3.6500	09/15/23	3,124,431
					4,212,180
	ENGINEERING & CONSTRUCTION — 3.4%
1,775,000	Installed Building Products, Inc.[1]		5.7500	02/01/28	1,848,609
1,750,000	MasTec, Inc.[1]		4.5000	08/15/28	1,820,324
3,075,000	Quanta Services, Inc.		0.9500	10/01/24	3,044,172
					6,713,105

See accompanying notes to financial statements.

E V E N T I D E	37

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 67.6% (Continued)
	FOOD — 1.6%
2,875,000	Conagra Brands, Inc.		4.6000	11/01/25	$ 3,165,060

	FORESTRY, PAPER & WOOD PRODUCTS — 1.0%
1,850,000	Louisiana-Pacific Corporation[1]		3.6250	03/15/29	1,889,525

	HOME & OFFICE PRODUCTS — 1.0%
1,850,000	Tempur Sealy International, Inc.[1]		4.0000	04/15/29	1,885,030

	HOME CONSTRUCTION — 2.0%
2,000,000	Fortune Brands Home & Security, Inc.		4.0000	09/21/23	2,096,306
1,685,000	Patrick Industries, Inc.[1]		7.5000	10/15/27	1,799,824
					3,896,130
	INDUSTRIAL SUPPORT SERVICES — 1.4%
2,636,000	United Rentals North America, Inc.		3.8750	11/15/27	2,735,674

	INSTITUTIONAL FINANCIAL SERVICES — 4.9%
3,025,000	Lazard Group, LLC		3.7500	02/13/25	3,220,803
4,150,000	Morgan Stanley[3]	SOFRRATE + 0.745%	0.8640	10/21/25	4,094,561
2,100,000	Nasdaq, Inc.		4.2500	06/01/24	2,232,903
					9,548,267
	INSURANCE — 4.1%
2,300,000	Aflac, Inc.		1.1250	03/15/26	2,261,291
3,000,000	Brown & Brown, Inc.		4.2000	09/15/24	3,203,029
1,425,000	Pacific Life Global Funding II1		1.3750	04/14/26	1,419,719
1,000,000	Unum Group		4.0000	03/15/24	1,056,586
					7,940,625
	INTERNET MEDIA & SERVICES — 1.6%
1,100,000	VeriSign, Inc.		5.2500	04/01/25	1,213,889
1,900,000	VeriSign, Inc.		4.7500	07/15/27	1,975,781
					3,189,670
	MACHINERY — 0.7%
1,250,000	Mueller Water Products, Inc.[1]		4.0000	06/15/29	1,264,294

See accompanying notes to financial statements.

E V E N T I D E	38

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 67.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 7.6%
3,200,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	$ 3,467,688
2,500,000	American Tower Corporation		3.3750	05/15/24	2,612,539
1,800,000	HAT Holdings I, LLC / HAT Holdings II, LLC[1]		3.3750	06/15/26	1,820,412
1,000,000	Highwoods Realty, L.P.		3.6250	01/15/23	1,018,128
2,550,000	Public Storage[3]	SOFRRATE + 0.470%	0.5160	04/23/24	2,547,658
3,125,000	Welltower, Inc.		2.7000	02/15/27	3,259,993
					14,726,418
	RETAIL - DISCRETIONARY — 4.4%
1,840,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,879,440
2,200,000	AutoZone, Inc.		2.8750	01/15/23	2,235,090
750,000	AutoZone, Inc.		3.2500	04/15/25	788,672
2,459,000	O’Reilly Automotive, Inc.		3.8500	06/15/23	2,543,930
1,100,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,125,911
					8,573,043
	SEMICONDUCTORS — 0.3%
500,000	Synaptics, Inc.[1]		4.0000	06/15/29	508,218

	TECHNOLOGY SERVICES — 1.5%
2,325,000	Verisk Analytics, Inc.		4.0000	06/15/25	2,501,030
500,000	Visa, Inc.		0.7500	08/15/27	480,012
					2,981,042
	TOTAL CORPORATE BONDS (Cost $132,061,539)				131,014,090

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.4%
	COMBINED UTILITIES — 0.9%
1,525,000	City of Tacoma, WA Electric System Revenue		5.6410	01/01/27	1,828,564

	MULTI-FAMILY HOUSING — 0.6%
250,000	Maine State Housing Authority		0.3000	11/15/23	249,448
500,000	New York City Housing Development Corporation		1.9300	02/01/25	508,432
100,000	New York State Housing Finance Agency		0.5000	05/01/24	99,856
250,000	New York State Housing Finance Agency		2.2000	11/01/24	251,362

See accompanying notes to financial statements.

E V E N T I D E	39

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.4% (Continued)
	MULTI-FAMILY HOUSING — 0.6% (Continued)
				$ 1,109,098
	OTHER — 0.3%
575,000	California Municipal Finance Authority	1.4860	11/01/22	579,043

	SINGLE-FAMILY HOUSING — 0.8%
95,000	Maryland Community Development Administration	3.2420	09/01/48	98,523
90,000	Massachusetts Housing Finance Agency	4.0000	06/01/39	95,237
250,000	Pennsylvania Housing Finance Agency	5.0000	10/01/22	258,519
495,000	Texas Department of Housing & Community Affairs	0.3000	01/01/23	494,164
600,000	Texas Department of Housing & Community Affairs	0.3500	07/01/23	598,906
				1,545,349
	STATE — 0.8%
200,000	State of Oregon	0.5020	05/01/22	200,138
200,000	State of Oregon	0.6550	05/01/23	200,127
300,000	State of Oregon	0.7950	05/01/24	299,263
500,000	State of Oregon	0.8120	11/01/24	497,141
300,000	State of Oregon	0.8950	05/01/25	297,386
				1,494,055
	TOTAL MUNICIPAL BONDS (Cost $6,563,894)			6,556,109

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 16.8%
	AGENCY FIXED RATE — 7.3%
197,527	Fannie Mae Pool FM1944	5.5000	11/01/25	201,578
823,679	Fannie Mae Pool MA4263	1.5000	02/01/31	833,549
1,653,930	Fannie Mae Pool MA4264	2.0000	02/01/31	1,696,044
3,145,343	Fannie Mae Pool MA4284	1.5000	03/01/31	3,183,049
966,558	Fannie Mae Pool FM5377	4.0000	03/01/34	1,015,882
1,989,471	Freddie Mac Pool RD5050	2.0000	02/01/31	2,040,128
1,254,521	Freddie Mac Pool ZS9163	3.0000	09/01/33	1,328,771
37	Ginnie Mae I Pool 352081	7.0000	09/15/23	38
231	Ginnie Mae I Pool 335228	7.5000	12/15/23	234
242	Ginnie Mae I Pool 352837	6.5000	01/15/24	266

See accompanying notes to financial statements.

E V E N T I D E	40

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 16.8% (Continued)
	AGENCY FIXED RATE — 7.3% (Continued)
4,920	Ginnie Mae I Pool 460203		7.0000	04/15/28	$ 5,015
1,734,587	Ginnie Mae II Pool MA6839		2.0000	09/20/35	1,782,015
1,844,614	Ginnie Mae II Pool MA7107		2.5000	01/20/36	1,924,309
					14,010,878
	AGENCY HYBRID ARMS — 0.0%[2]
18,518	Ginnie Mae II Pool 81113[3]	H15T1Y + 1.500%	2.1250	10/20/34	19,289
9,197	Ginnie Mae II Pool 82903[3]	H15T1Y + 1.500%	1.6250	08/20/41	9,590
					28,879
	ARMS — 0.0%[2]
1,968	Fannie Mae Pool 791573[3]	H15T1Y + 2.170%	2.1700	08/01/34	1,975
672	Freddie Mac Non Gold Pool 845590[3]	H15T1Y + 2.159%	2.2500	01/01/24	673
1,216	Freddie Mac Non Gold Pool 845965[3]	H15T1Y + 2.421%	2.5340	01/01/24	1,219
618	Ginnie Mae II Pool 8062[3]	H15T1Y + 1.500%	2.1250	10/20/22	619
833	Ginnie Mae II Pool 8228[3]	H15T1Y + 1.500%	1.6250	07/20/23	839
797	Ginnie Mae II Pool 8259[3]	H15T1Y + 1.500%	1.6250	08/20/23	804
727	Ginnie Mae II Pool 8375[3]	H15T1Y + 1.500%	2.0000	02/20/24	740
782	Ginnie Mae II Pool 8395[3]	H15T1Y + 1.500%	2.0000	03/20/24	795
329	Ginnie Mae II Pool 8410[3]	H15T1Y + 1.500%	1.8750	04/20/24	334
1,007	Ginnie Mae II Pool 8421[3]	H15T1Y + 1.500%	1.8750	05/20/24	1,027
1,401	Ginnie Mae II Pool 8503[3]	H15T1Y + 1.500%	1.6250	09/20/24	1,420
874	Ginnie Mae II Pool 8502[3]	H15T1Y + 1.500%	1.6250	09/20/24	882
1,018	Ginnie Mae II Pool 8565[3]	H15T1Y + 1.500%	2.1250	12/20/24	1,033
2,459	Ginnie Mae II Pool 8567[3]	H15T1Y + 1.500%	2.5000	12/20/24	2,480
5,065	Ginnie Mae II Pool 8595[3]	H15T1Y + 1.500%	2.0000	02/20/25	5,150
1,320	Ginnie Mae II Pool 8660[3]	H15T1Y + 1.500%	1.6250	07/20/25	1,352
12,868	Ginnie Mae II Pool 80524[3]	H15T1Y + 1.500%	1.6250	07/20/31	13,330
16,551	Ginnie Mae II Pool 80569[3]	H15T1Y + 1.500%	2.0000	01/20/32	17,253
2,186	Ginnie Mae II Pool 80659[3]	H15T1Y + 1.500%	2.1250	12/20/32	2,274
					54,199
	GOVERNMENT OWNED, NO GUARANTEE — 4.1%
1,400,000	Federal Home Loan Mortgage Corporation		0.3200	11/02/23	1,391,105
1,500,000	Federal Home Loan Mortgage Corporation		0.4000	02/26/24	1,492,942
2,000,000	Federal Home Loan Mortgage Corporation		0.6500	10/27/25	1,959,727
2,900,000	Federal National Mortgage Association		2.1250	04/24/26	3,009,306

See accompanying notes to financial statements.

E V E N T I D E	41

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Limited-Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 16.8% (Continued)
	GOVERNMENT OWNED, NO GUARANTEE — 4.1% (Continued)
				$ 7,853,080
	GOVERNMENT SPONSORED — 5.4%
2,500,000	Federal Farm Credit Banks Funding Corporation	0.4400	11/04/24	2,461,445
1,750,000	Federal Farm Credit Banks Funding Corporation	0.9400	12/27/24	1,748,274
3,250,000	Federal Farm Credit Banks Funding Corporation	0.8750	02/03/25	3,232,497
1,250,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	1,227,150
2,000,000	Federal Farm Credit Banks Funding Corporation	0.8500	11/03/25	1,971,854
				10,641,220
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $32,951,875)			32,588,256

	TOTAL INVESTMENTS — 97.7% (Cost $190,928,139)			$ 189,348,146
	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%			4,513,401
	NET ASSETS — 100.0%			$ 193,861,547

LLC	- Limited Liability Company

LP	- Limited Partnership

REMIC	- Real Estate Mortgage Investment Conduit

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

1.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is $19,926,300 or 10.3% of net assets.

2.	Percentage rounds to less than 0.1%.

3.	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See accompanying notes to financial statements.

E V E N T I D E	42

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) December 31, 2021
Shares		Fair Value
	COMMON STOCKS — 44.0%
	BANKING — 5.7%
35,700	First Republic Bank	$ 7,372,407
89,422	Live Oak Bancshares, Inc.	7,805,646
14,350	Signature Bank	4,641,795
124,100	Synovus Financial Corporation	5,940,667
		25,760,515
	CHEMICALS — 1.5%
274,600	Element Solutions, Inc.	6,667,288

	COMMERCIAL SUPPORT SERVICES — 0.6%
6,500	Cintas Corporation	2,880,605

	DIVERSIFIED INDUSTRIALS — 1.8%
111,200	Pentair plc	8,120,936

	ELECTRIC UTILITIES — 4.5%
188,700	Clearway Energy, Inc.	6,798,861
107,100	NextEra Energy Partners, L.P.	9,039,240
47,900	NextEra Energy, Inc.	4,471,944
		20,310,045
	ELECTRICAL EQUIPMENT — 5.1%
278,600	nVent Electric plc	10,586,800
7,700	Roper Technologies, Inc.	3,787,322
42,700	Trane Technologies plc	8,626,681
		23,000,803
	HOME CONSTRUCTION — 1.1%
47,200	DR Horton, Inc.	5,118,840

	INDUSTRIAL REIT — 4.5%
66,600	Prologis, Inc.	11,212,776
108,900	Rexford Industrial Realty, Inc.	8,832,879
		20,045,655
	INFRASTRUCTURE REIT — 1.9%
40,300	Crown Castle International Corporation	8,412,222

See accompanying notes to financial statements.

E V E N T I D E	43

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Shares		Fair Value
	COMMON STOCKS — 44.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.4%
30,100	Nasdaq, Inc.	$ 6,321,301

	MACHINERY — 1.0%
18,800	IDEX Corporation	4,442,816

	MEDICAL EQUIPMENT & DEVICES — 4.0%
64,700	Agilent Technologies, Inc.	10,329,355
30,885	STERIS plc	7,517,718
		17,847,073
	OIL & GAS PRODUCERS — 1.1%
21,500	Cheniere Energy, Inc.	2,180,530
110,600	Williams Companies, Inc. (The)	2,880,024
		5,060,554
	RESIDENTIAL REIT — 1.6%
84,700	Equity LifeStyle Properties, Inc.	7,424,802

	RETAIL - DISCRETIONARY — 1.3%
22,100	Lowe’s Companies, Inc.	5,712,408

	SEMICONDUCTORS — 3.4%
50,300	Entegris, Inc.	6,970,574
19,130	KLA Corporation	8,228,004
		15,198,578
	SPECIALTY REITS — 1.6%
136,600	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,256,192

	TRANSPORTATION & LOGISTICS — 1.4%
18,000	Old Dominion Freight Line, Inc.	6,450,840

	WHOLESALE - CONSUMER STAPLES — 0.5%
30,898	Sysco Corporation	2,427,038

See accompanying notes to financial statements.

E V E N T I D E	44

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Shares				Fair Value
	TOTAL COMMON STOCKS (Cost $142,836,570)			$ 198,458,511

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 2.9%
	AUTOMOTIVE — 1.3%
32,000	Aptiv plc	5.5000	06/15/23	5,887,360

	ELECTRIC UTILITIES — 1.6%
45,100	AES Corporation (The)	6.8750	02/15/24	4,329,600
64,150	Algonquin Power & Utilities Corporation	7.7500	06/15/24	3,030,446
				7,360,046

	TOTAL PREFERRED STOCKS (Cost $11,902,625)			13,247,406

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 2.4%
	AUTO LOAN — 2.0%
3,150,000	CarMax Auto Owner Trust 2020-4	1.3000	08/17/26	3,141,954
750,000	CarMax Auto Owner Trust 2021-2	1.3400	02/16/27	743,276
550,000	GM Financial Consumer Automobile Receivables Trust 2021-2	1.2800	01/19/27	544,387
665,000	Tesla Auto Lease Trust 2021-A1	0.5600	03/20/25	661,145
2,550,000	Toyota Auto Receivables Owner Trust 2021-B	0.2600	11/17/25	2,525,921
1,500,000	World Omni Auto Receivables Trust 2019-B	3.0300	01/15/26	1,530,762
				9,147,445
	OTHER ABS — 0.4%
1,700,000	PFS Financing Corporation[1]	0.9700	02/15/26	1,691,452

	TOTAL ASSET BACKED SECURITIES (Cost $10,939,251)			10,838,897

See accompanying notes to financial statements.

E V E N T I D E	45

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5% (Continued)
	CMBS — 0.5% (Continued)
1,000,000	Freddie Mac Multifamily Structured Pass-Through Certificates		2.9390	04/25/29	$ 1,082,332
1,000,000	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-G02 A-2		2.4120	08/25/29	1,044,553
					2,126,885
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,046,788)				2,126,885

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 3.0%
	BIOTECH & PHARMA — 0.7%
2,900,000	Guardant Health, Inc.[2]		–	11/15/27	2,948,140

	RENEWABLE ENERGY — 1.0%
4,463,000	Enphase Energy, Inc.[1,2]		–	03/01/26	4,489,778

	SOFTWARE — 1.3%
2,865,000	Palo Alto Networks, Inc.		0.7500	07/01/23	6,013,062

	TOTAL CONVERTIBLE BONDS (Cost $10,915,345)				13,450,980

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 27.3%
	AUTOMOTIVE — 0.4%
1,775,000	Dana, Inc.		4.2500	09/01/30	1,802,024

	BANKING — 5.1%
3,975,000	Bank of America Corporation[3]	US0003M + 0.870%	2.4560	10/22/25	4,086,084
3,400,000	First Horizon Corporation		3.5500	05/26/23	3,504,697
4,100,000	JPMorgan Chase & Company[3]	SOFRRATE + 0.600%	0.6530	09/16/24	4,082,795
3,300,000	National Bank of Canada[3]	H15T1Y + 0.400%	0.5500	11/15/24	3,263,372
500,000	Regions Financial Corporation		2.2500	05/18/25	510,404
2,365,000	Royal Bank of Canada		1.1500	07/14/26	2,316,978
1,400,000	Synovus Financial Corporation		3.1250	11/01/22	1,422,867
3,750,000	Toronto-Dominion Bank (The)		1.2500	12/13/24	3,757,838

See accompanying notes to financial statements.

E V E N T I D E	46

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 27.3% (Continued)
	BANKING — 5.1% (Continued)
					$ 22,945,035
	CONSTRUCTION MATERIALS — 0.4%
1,600,000	Advanced Drainage Systems, Inc.[1]		5.0000	09/30/27	1,658,888

	CONTAINERS & PACKAGING — 0.2%
1,000,000	TriMas Corporation[1]		4.1250	04/15/29	1,003,980

	ELEC & GAS MARKETING & TRADING — 0.5%
2,250,000	Southern Power Company		0.9000	01/15/26	2,177,543

	ELECTRIC UTILITIES — 5.5%
1,235,000	AES Corporation (The)		1.3750	01/15/26	1,200,774
2,350,000	Avangrid, Inc.		3.1500	12/01/24	2,462,380
3,266,000	CenterPoint Energy, Inc.[3]	SOFRRATE + 0.650%	0.6990	05/13/24	3,267,021
2,025,000	CMS Energy Corporation		3.8750	03/01/24	2,122,641
2,750,000	Dominion Energy, Inc.		2.2500	08/15/31	2,691,608
350,000	Duke Energy Carolinas, LLC		3.3500	05/15/22	353,760
600,000	Duke Energy Florida, LLC		2.5000	12/01/29	617,822
1,100,000	MidAmerican Energy Company		3.1000	05/01/27	1,170,423
2,425,000	National Rural Utilities Cooperative Finance Corporation		1.3500	03/15/31	2,234,917
315,000	NextEra Energy Capital Holdings, Inc.[3]	SOFRRATE + 0.540%	0.5890	03/01/23	315,531
3,650,000	NextEra Energy Capital Holdings, Inc.		1.9000	06/15/28	3,617,437
1,975,000	PPL Electric Utilities Corporation[3]	SOFRRATE + 0.330%	0.3790	06/24/24	1,970,205
1,210,000	WEC Energy Group, Inc.		0.5500	09/15/23	1,200,978
1,725,000	Wisconsin Power and Light Company		1.9500	09/16/31	1,682,463
					24,907,960
	ELECTRICAL EQUIPMENT — 0.3%
975,000	Lennox International, Inc.		1.3500	08/01/25	964,141
350,000	Roper Technologies, Inc.		3.8000	12/15/26	383,896
					1,348,037
	ENGINEERING & CONSTRUCTION — 1.4%
1,635,000	Installed Building Products, Inc.[1]		5.7500	02/01/28	1,702,803

See accompanying notes to financial statements.

E V E N T I D E	47

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 27.3% (Continued)
	ENGINEERING & CONSTRUCTION — 1.4% (Continued)
1,775,000	MasTec, Inc.[1]		4.5000	08/15/28	$ 1,846,328
2,850,000	Quanta Services, Inc.		0.9500	10/01/24	2,821,430
					6,370,561
	FORESTRY, PAPER & WOOD PRODUCTS — 0.4%
1,675,000	Louisiana-Pacific Corporation[1]		3.6250	03/15/29	1,710,786

	HEALTH CARE FACILITIES & SERVICES — 0.4%
1,625,000	Molina Healthcare, Inc.[1]		4.3750	06/15/28	1,676,520

	HOME & OFFICE PRODUCTS — 0.4%
1,910,000	Tempur Sealy International, Inc.[1]		4.0000	04/15/29	1,946,166

	HOME CONSTRUCTION — 1.5%
1,500,000	Fortune Brands Home & Security, Inc.		4.0000	09/21/23	1,572,229
1,000,000	KB Home		6.8750	06/15/27	1,173,500
1,000,000	M/I Homes, Inc.		3.9500	02/15/30	986,515
800,000	Meritage Homes Corporation		6.0000	06/01/25	894,044
1,835,000	Patrick Industries, Inc.[1]		7.5000	10/15/27	1,960,046
					6,586,334
	INDUSTRIAL SUPPORT SERVICES — 0.1%
500,000	United Rentals North America, Inc.		4.8750	01/15/28	526,300

	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
2,000,000	Lazard Group, LLC		3.7500	02/13/25	2,129,456
4,125,000	Morgan Stanley[3]	SOFRRATE + 0.745%	0.8640	10/21/25	4,069,895
1,000,000	Nasdaq, Inc.		4.2500	06/01/24	1,063,287
					7,262,638
	INSURANCE — 1.7%
1,015,000	Aflac, Inc.		1.1250	03/15/26	997,918
2,675,000	Brown & Brown, Inc.		4.2000	09/15/24	2,856,032
2,000,000	Pacific Life Global Funding II1		1.3750	04/14/26	1,992,589
750,000	Reinsurance Group of America, Inc.		3.9500	09/15/26	815,114
1,084,000	Unum Group		4.0000	03/15/24	1,145,340

See accompanying notes to financial statements.

E V E N T I D E	48

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 27.3% (Continued)
	INSURANCE — 1.7% (Continued)
					$ 7,806,993
	INTERNET MEDIA & SERVICES — 0.6%
2,475,000	VeriSign, Inc.		5.2500	04/01/25	2,731,249

	MACHINERY — 0.9%
2,000,000	Mueller Water Products, Inc.[1]		4.0000	06/15/29	2,022,870
1,875,000	Xylem, Inc.		1.9500	01/30/28	1,856,866
					3,879,736
	MEDICAL EQUIPMENT & DEVICES — 0.3%
1,350,000	Hill-Rom Holdings, Inc.[1]		4.3750	09/15/27	1,411,594

	REAL ESTATE INVESTMENT TRUSTS — 2.7%
2,700,000	Alexandria Real Estate Equities, Inc.		3.8000	04/15/26	2,925,861
2,850,000	AvalonBay Communities, Inc.		2.0500	01/15/32	2,824,445
1,750,000	HAT Holdings I, LLC / HAT Holdings II, LLC[1]		3.3750	06/15/26	1,769,845
985,000	Prologis, L.P.		1.2500	10/15/30	918,177
910,000	Public Storage[3]	SOFRRATE + 0.470%	0.5160	04/23/24	909,164
2,875,000	Welltower, Inc.		2.7000	02/15/27	2,999,194
					12,346,686
	RETAIL - DISCRETIONARY — 0.9%
1,575,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,608,761
1,420,000	Builders FirstSource, Inc.[1]		4.2500	02/01/32	1,479,370
925,000	Penske Automotive Group, Inc.		3.5000	09/01/25	946,788
					4,034,919
	SEMICONDUCTORS — 1.2%
1,185,000	Amkor Technology, Inc.[1]		6.6250	09/15/27	1,253,635
2,250,000	NXP BV / NXP Funding, LLC / NXP USA, Inc. B1		2.5000	05/11/31	2,268,957
1,675,000	Synaptics, Inc.[1]		4.0000	06/15/29	1,702,529
					5,225,121
	TECHNOLOGY SERVICES — 0.2%
900,000	Visa, Inc.		0.7500	08/15/27	864,022

See accompanying notes to financial statements.

E V E N T I D E	49

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 27.3% (Continued)
WHOLESALE - CONSUMER STAPLES — 0.6%
2,775,000	Sysco Corporation	2.4000	02/15/30	$ 2,788,378

TOTAL CORPORATE BONDS (Cost $123,729,223)	123,011,470

Principal Amount ($)	Coupon Rate (%)	Maturity	Fair Value
MUNICIPAL BONDS — 1.5%
COMBINED UTILITIES — 0.4%
1,475,000	City of Tacoma, WA Electric System Revenue	5.6410	01/01/27	1,768,611

COUNTY — 0.0%[4]
150,000	City & County of Honolulu, HI	2.5180	10/01/26	156,691

MULTI-FAMILY HOUSING — 0.1%
500,000	New York City Housing Development Corporation	1.3500	11/01/26	507,807
100,000	New York State Housing Finance Agency	0.6500	05/01/25	99,331
607,138
OTHER — 0.1%
425,000	California Municipal Finance Authority	1.4860	11/01/22	427,989

RESOURCE RECOVERY — 0.0%[4]
100,000	City of Napa, CA Solid Waste Revenue	2.3300	08/01/25	102,929

SINGLE-FAMILY HOUSING — 0.2%
200,000	Pennsylvania Housing Finance Agency	5.0000	04/01/23	211,145
505,000	Texas Department of Housing & Community Affairs	0.4500	01/01/24	502,954
714,099
STATE — 0.2%
200,000	State of Oregon	0.8950	05/01/25	198,258
250,000	State of Oregon	1.1850	05/01/26	248,630
500,000	State of Oregon	1.3150	05/01/27	496,164
943,052
WATER AND SEWER — 0.5%
2,000,000	City of Aurora, CO Water Revenue	2.0980	08/01/34	2,013,356

See accompanying notes to financial statements.

E V E N T I D E	50

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 1.5% (Continued)
	WATER AND SEWER — 0.5% (Continued)
200,000	City of Los Angeles, CA Wastewater System Revenue	3.6940	06/01/32	$ 218,391
				2,231,747
	TOTAL MUNICIPAL BONDS (Cost $6,953,913)			6,952,256

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 13.0%
	AGENCY FIXED RATE — 7.2%
148,577	Fannie Mae Pool FM1944	5.5000	11/01/25	151,624
506,206	Fannie Mae Pool MA2915	3.0000	02/01/27	529,359
1,235,518	Fannie Mae Pool MA4263	1.5000	02/01/31	1,250,324
1,300,075	Fannie Mae Pool MA4284	1.5000	03/01/31	1,315,660
835,168	Fannie Mae Pool FM3333	2.0000	06/01/35	856,434
621,507	Fannie Mae Pool MA4095	2.0000	08/01/35	637,332
981,552	Fannie Mae Pool MA4154	1.5000	10/01/35	985,475
1,701,202	Fannie Mae Pool MA4260	1.5000	02/01/36	1,708,529
546,760	Fannie Mae Pool BM5466	2.5000	10/01/43	563,775
85,945	Fannie Mae Pool AL7767	4.5000	06/01/44	94,662
555,129	Fannie Mae Pool BM5975	3.0000	12/01/45	586,759
462,830	Fannie Mae Pool MA2806	3.0000	11/01/46	483,615
481,407	Fannie Mae Pool BM5976	3.0000	02/01/47	508,142
1,123,796	Fannie Mae Pool BP5878	2.5000	06/01/50	1,148,801
1,609,812	Fannie Mae Pool MA4096	2.5000	08/01/50	1,645,268
1,799,151	Fannie Mae Pool MA4306	2.5000	04/01/51	1,839,026
1,818,898	Fannie Mae Pool MA4326	2.5000	05/01/51	1,859,617
2,291,774	Fannie Mae Pool MA4327	3.0000	05/01/51	2,378,090
2,148,624	Fannie Mae Pool MA4356	2.5000	06/01/51	2,196,974
2,627,260	Fannie Mae Pool MA4379	2.5000	07/01/51	2,685,124
106,901	Freddie Mac Gold Pool G16544	4.0000	05/01/32	112,444
1,022,202	Freddie Mac Pool ZS9163	3.0000	09/01/33	1,082,702
1,814,863	Freddie Mac Pool SB8106	1.5000	06/01/36	1,822,129
819,617	Freddie Mac Pool ZS9382	3.0000	09/01/43	869,145
745,930	Freddie Mac Pool SD8089	2.5000	07/01/50	762,359
1,631,420	Freddie Mac Pool SD8122	2.5000	01/01/51	1,667,352

See accompanying notes to financial statements.

E V E N T I D E	51

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 13.0% (Continued)
	AGENCY FIXED RATE — 7.2% (Continued)
2,206,872	Freddie Mac Pool RA5696	2.5000	08/01/51	$ 2,257,757
468,826	Ginnie Mae II Pool MA3375	3.0000	01/20/46	489,653
				32,488,131
	GOVERNMENT OWNED, NO GUARANTEE — 2.8%
1,000,000	Federal Home Loan Mortgage Corporation	0.3200	11/02/23	993,646
2,125,000	Federal Home Loan Mortgage Corporation	0.3000	11/16/23	2,109,899
1,000,000	Federal Home Loan Mortgage Corporation	0.6500	10/27/25	979,864
1,000,000	Federal National Mortgage Association	0.3100	02/02/24	991,078
3,650,000	Federal National Mortgage Association	1.6250	10/15/24	3,719,719
2,000,000	Federal National Mortgage Association	0.6250	04/22/25	1,973,427
2,000,000	Federal National Mortgage Association	2.1250	04/24/26	2,075,383
				12,843,016
	GOVERNMENT SPONSORED — 3.0%
3,500,000	Federal Farm Credit Banks Funding Corporation	0.3500	06/08/23	3,489,657
2,500,000	Federal Farm Credit Banks Funding Corporation	0.4400	11/04/24	2,461,445
3,750,000	Federal Farm Credit Banks Funding Corporation	0.9400	12/27/24	3,746,302
2,500,000	Federal Farm Credit Banks Funding Corporation	0.8750	02/03/25	2,486,536
1,000,000	Federal Farm Credit Banks Funding Corporation	0.4800	03/03/25	981,720
				13,165,660
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $58,934,133)			58,496,807

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS — 2.5%
102,089	Fidelity Government Portfolio, Class I, 0.01%[5]			102,089
11,256,548	First American Government Obligations Fund, Class U, 0.03%[5]			11,256,548
	TOTAL MONEY MARKET FUNDS (Cost $11,358,637)			11,358,637

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,358,637)			11,358,637

	TOTAL INVESTMENTS — 97.1% (Cost $379,616,485)			$ 437,941,849
	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.9%			13,062,075
	NET ASSETS — 100.0%			$ 451,003,924

See accompanying notes to financial statements.

E V E N T I D E	52

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2021

LLC	- Limited Liability Company

LP	- Limited Partnership

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

1.	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is $34,249,281 or 7.6% of net assets.

2.	Zero coupon bond.

3.	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

4.	Percentage rounds to less than 0.1%.

5.	Rate disclosed is the seven day effective yield as of December 31, 2021.

See accompanying notes to financial statements.

E V E N T I D E	53

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2021

	Eventide	Eventide	Eventide		Eventide
	Core Bond	Dividend	Exponential	Eventide	Healthcare &
	Fund	Opportunities Fund	Technologies Fund	Gilead Fund	Life Sciences Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$135,966,613	$422,649,191	$132,632,383	$2,800,691,372	$1,080,042,597
Affiliated investments at cost	—	—	—	144,531,686	353,512,774
Investments at cost	135,966,613	422,649,191	132,632,383	2,945,223,058	1,433,555,371
Unaffiliated investments at value	$133,756,008	$524,972,929	$154,321,028	$5,220,853,817	$1,445,058,708
Affiliated investments at value	—	—	—	114,068,000	382,432,811
Total investments at value	133,756,008	524,972,929	154,321,028	5,334,921,817	1,827,491,519
Cash held at custodian	2,300,000	8,463,745	1,924,036	88,817,406	69,597,881
Cash held at broker	—	100,410	—	11,711,841	45,242,586
Deposits with broker for options	—	—	457,962	—	—
Receivable for securities sold	—	—	—	2,852,614	2,789,975
Receivable for Fund shares sold	187,854	1,322,555	231,359	4,926,626	2,501,533
Dividends and interest receivable	673,136	363,122	11,264	965,913	813
Prepaid expenses and other assets	7,564	65,473	40,225	172,161	126,545
TOTAL ASSETS	136,924,562	535,288,234	156,985,874	5,444,368,378	1,947,750,852

LIABILITIES
Payable for investments purchased	—	1,809,351	1,459,337	1,125,250	—
Payable for Fund shares repurchased	10,089	324,760	312,275	6,898,844	3,963,556
Management fees payable	8,638	320,428	144,938	4,300,398	1,826,607
Distribution (12b-1) fees payable	4,000	21,325	9,993	413,602	76,874
Payable to related parties	16,170	25,148	10,942	282,914	133,338
Accrued expenses and other liabilities	18,073	8,136	32,756	131,424	210,357
TOTAL LIABILITIES	56,970	2,509,148	1,970,241	13,152,432	6,210,732
NET ASSETS	$136,867,592	$532,779,086	$155,015,633	$5,431,215,946	$1,941,540,120

Composition of Net Assets:
Paid in capital	$139,933,746	$428,718,377	$138,576,039	$2,934,644,131	$1,594,008,980
Accumulated earnings (losses)	(3,066,154)	104,060,709	16,439,594	2,496,571,815	347,531,140
NET ASSETS	$136,867,592	$532,779,086	$155,015,633	$5,431,215,946	$1,941,540,120

See accompanying notes to financial statements.

E V E N T I D E	54

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2021

	Eventide	Eventide	Eventide		Eventide
	Core Bond	Dividend	Exponential	Eventide	Healthcare &
	Fund	Opportunities Fund	Technologies Fund	Gilead Fund	Life Sciences Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$65,482,190	$96,662,863	$20,528,509	$826,173,507	$186,820,331
Shares of beneficial interest outstanding (a)	6,852,139	5,471,490	1,142,609	12,534,319	4,587,781
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share (b)	$9.56	$17.67	$17.97	$65.91	$40.72

Class A Shares:
Net Assets	$214,302	$33,161,439	$10,399,022	$460,165,308	$180,212,798
Shares of beneficial interest outstanding (a)	22,325	1,876,882	578,727	7,022,510	4,455,201
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$9.60	$17.67	$17.97	$65.53	$40.45
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.19	$18.75	$19.07	$69.53	$42.92

Class C Shares:
Net Assets	$131,116	$11,515,803	$3,397,287	$395,595,709	$111,836,627
Shares of beneficial interest outstanding (a)	13,786	655,937	191,124	6,742,230	2,976,844
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share (b)	$9.51	$17.56	$17.78	$58.67	$37.57

Class I Shares:
Net Assets	$71,039,984	$391,438,981	$120,690,815	$3,749,281,422	$1,462,670,364
Shares of beneficial interest outstanding (a)	7,435,472	22,133,907	6,694,471	55,353,020	35,260,339
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share (b)	$9.55	$17.69	$18.03	$67.73	$41.48

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Redemptions made in the Eventide Exponential Technologies Fund less than 180 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

E V E N T I D E	55

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2021

	Eventide	Eventide
	Limited-Term	Multi-Asset
	Bond Fund	Income Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$190,928,139	$379,616,485
Unaffiliated investments at value	$189,348,146	$437,941,849
Cash held at custodian	4,007,550	10,188,845
Cash held at broker	—	104,006
Receivable for securities sold	146	—
Receivable for Fund shares sold	150,950	3,701,300
Dividends and interest receivable	923,880	1,145,637
Prepaid expenses and other assets	43,598	59,194
TOTAL ASSETS	194,474,270	453,140,831

LIABILITIES
Payable for investments purchased	—	1,664,395
Payable for Fund shares repurchased	581,418	165,726
Management fees payable	7,704	224,322
Distribution (12b-1) fees payable	2,001	51,722
Payable to related parties	16,799	25,592
Accrued expenses and other liabilities	4,801	5,150
TOTAL LIABILITIES	612,723	2,136,907
NET ASSETS	$193,861,547	$451,003,924

Composition of Net Assets:
Paid in capital	$195,990,461	$388,597,093
Accumulated earnings (losses)	(2,128,914)	62,406,831
NET ASSETS	$193,861,547	$451,003,924

See accompanying notes to financial statements.

E V E N T I D E	56

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2021

	Eventide	Eventide
	Limited-Term	Multi-Asset
	Bond Fund	Income Fund
Net Asset Value Per Share:
Class N Shares:
Net Assets	$6,066,892	$46,682,129
Shares of beneficial interest outstanding (a)	586,192	3,217,660
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$10.35	$14.51

Class A Shares:
Net Assets	$27,570,258	$31,480,228
Shares of beneficial interest outstanding (a)	2,657,698	2,165,682
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.37	$14.54
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$11.00	$15.43

Class C Shares:
Net Assets	$1,632,006	$22,066,272
Shares of beneficial interest outstanding (a)	158,356	1,528,527
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$10.31	$14.44

Class I Shares:
Net Assets	$158,592,391	$350,775,295
Shares of beneficial interest outstanding (a)	14,949,675	24,170,630
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share	$10.61	$14.51

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

E V E N T I D E	57

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2021

	Eventide	Eventide	Eventide		Eventide
	Core Bond	Dividend	Exponential	Eventide	Healthcare &
	Fund	Opportunities Fund	Technologies Fund	Gilead Fund	Life Sciences Fund

INVESTMENT INCOME
Dividend income	$—	$3,109,507	$53,477	$11,062,741	$31,894
Interest	929,490	30,679	1,494	277,241	18,426
Less: Foreign dividend withholding taxes	—	(31,264)	—	(386,152)	(12,513)
TOTAL INVESTMENT INCOME	929,490	3,108,922	54,971	10,953,830	37,807

EXPENSES
Advisory fees	231,281	1,558,658	792,585	25,486,909	11,730,039
Distribution (12b-1) fees:
Class N	60,017	85,875	18,374	847,451	207,296
Class A	456	30,985	11,599	599,451	239,049
Class C	884	36,632	14,763	2,024,116	593,275
Shareholder servicing fees	83,964	213,299	79,996	1,965,801	997,470
Administrative fees	35,310	53,548	22,655	707,071	272,786
Registration fees	32,200	42,200	40,600	92,000	64,400
Management services fees	14,137	40,388	15,537	496,356	195,278
Printing and postage expenses	10,481	30,165	10,359	131,623	80,827
Audit fees	7,929	7,293	6,915	21,063	14,050
Transfer agent fees	7,613	24,470	16,257	161,160	93,067
Legal fees	6,362	4,999	5,395	5,604	8,030
Trustees fees and expenses	6,128	6,129	6,128	6,128	6,128
Compliance officer fees	5,801	8,839	5,271	70,668	30,642
Custodian fees	4,656	10,619	4,538	128,333	49,857
Accounting services fees	—	3,224	—	—	—
Insurance expense	920	2,304	984	46,000	23,000
Other expenses	16,028	2,161	13,081	65,098	56,993
TOTAL EXPENSES	524,167	2,161,788	1,065,037	32,854,832	14,662,187

Less: Fees waived/reimbursed by the Manager	(89,902)	—	—	—	—
Plus: Recapture of fees previously waived	—	107,884	—	—	—
NET EXPENSES	434,265	2,269,672	1,065,037	32,854,832	14,662,187

NET INVESTMENT INCOME (LOSS)	495,225	839,250	(1,010,066)	(21,901,002)	(14,624,380)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Unaffiliated investments	(83,405)	8,278,862	(3,059,697)	277,971,097	(25,478,725)
Affiliated investments	—	—	—	—	73,860,084
Securities sold short	—	—	(121,196)	—	—
Net realized gain (loss)	(83,405)	8,278,862	(3,180,893)	277,971,097	48,381,359
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,164,407)	46,752,483	(3,250,274)	(212,919,769)	(7,704,634)
Affiliated investments (See Note 5)	—	—	—	(8,866,505)	(70,971,622)
Net change in unrealized appreciation (depreciation)	(1,164,407)	46,752,483	(3,250,274)	(221,786,274)	(78,676,256)

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(1,247,812)	55,031,345	(6,431,167)	56,184,823	(30,294,897)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(752,587)	$55,870,595	$(7,441,233)	$34,283,821	$(44,919,277)

See accompanying notes to financial statements.

E V E N T I D E	58

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Funds
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended December 31, 2021

	Eventide	Eventide
	Limited-Term	Multi-Asset
	Bond Fund	Income Fund

INVESTMENT INCOME
Dividend income	$—	$1,843,364
Interest	972,817	1,373,875
Less: Foreign dividend withholding taxes	—	(27,469)
TOTAL INVESTMENT INCOME	972,817	3,189,770

EXPENSES
Advisory fees	309,475	1,207,777
Distribution (12b-1) fees:
Class N	7,345	42,918
Class A	36,047	33,078
Class C	8,486	102,402
Shareholder servicing fees	105,624	145,797
Registration fees	41,400	50,600
Administrative fees	39,613	68,263
Management services fees	19,485	39,311
Printing and postage expenses	18,339	35,637
Transfer agent fees	12,566	21,914
Audit fees	11,282	11,282
Compliance officer fees	6,561	9,269
Custodian fees	6,246	11,649
Trustees fees and expenses	6,129	6,131
Legal fees	5,762	5,418
Insurance expense	1,472	3,680
Other expenses	4,447	5,962
TOTAL EXPENSES	640,279	1,801,088
Less: Fees waived/reimbursed by the Manager	(72,403)	—
Plus: Recapture of fees previously waived	—	68,264
NET EXPENSES	567,876	1,869,352

NET INVESTMENT INCOME	404,941	1,320,418

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	203,427	8,960,973
Foreign currency transactions	—	716
Net realized gain	203,427	8,961,689
Net change in unrealized appreciation (depreciation) on:
Investments	(1,942,249)	18,358,477
Foreign currency translations	—	(182)
Net change in unrealized appreciation (depreciation)	(1,942,249)	18,358,295

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(1,738,822)	27,319,984

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,333,881)	$28,640,402

See accompanying notes to financial statements.

E V E N T I D E	59

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Core Bond Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2021	Period Ended
	(Unaudited)	June 30, 2021 (1)

FROM OPERATIONS
Net investment income	$495,225	$462,069
Net realized loss from investments	(83,405)	(431,580)
Net change in unrealized depreciation on investments	(1,164,407)	(1,046,198)
Net decrease in net assets resulting from operations	(752,587)	(1,015,709)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(279,453)	(322,258)
Class A	(1,637)	(606)
Class C	(459)	(321)
Class I	(398,700)	(339,359)
Return of Capital
Class N	—	(222,988)
Class A	—	(1,108)
Class C	—	(283)
Class I	—	(147,702)
Total distributions to shareholders	(680,249)	(1,034,625)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	14,364,086	67,145,992
Class A	101,229	387,003
Class C	70,427	168,997
Class I	12,024,509	82,508,833
Net asset value of shares issued in reinvestment of distributions:
Class N	279,396	533,346
Class A	1,595	1,683
Class C	459	604
Class I	391,553	477,898
Payments for shares repurchased:
Class N	(5,154,695)	(9,857,051)
Class A	(267,496)	—
Class C	(100,240)	(5,000)
Class I	(4,978,863)	(17,743,503)
Net increase in net assets from shares of beneficial interest	16,731,960	123,618,802

TOTAL INCREASE IN NET ASSETS	15,299,124	121,568,468

NET ASSETS
Beginning of Period	121,568,468	—
End of Period	$136,867,592	$121,568,468

(1)	Eventide Core Bond Fund commenced on July 31, 2020.

See accompanying notes to financial statements.

E V E N T I D E	60

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Core Bond Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2021	Period Ended
	(Unaudited)	June 30, 2021 (1)

SHARE ACTIVITY
Class N:
Shares Sold	1,494,991	6,820,749
Shares Reinvested	29,127	55,092
Shares Repurchased	(533,048)	(1,014,772)
Net increase in shares of beneficial interest outstanding	991,070	5,861,069

Class A:
Shares Sold	10,449	39,365
Shares Reinvested	165	173
Shares Repurchased	(27,827)	—
Net increase (decrease) in shares of beneficial interest outstanding	(17,213)	39,538

Class C:
Shares Sold	7,298	17,398
Shares Reinvested	48	63
Shares Repurchased	(10,501)	(520)
Net increase (decrease) in shares of beneficial interest outstanding	(3,155)	16,941

Class I:
Shares Sold	1,249,508	8,442,537
Shares Reinvested	40,832	49,776
Shares Repurchased	(517,508)	(1,829,673)
Net increase in shares of beneficial interest outstanding	772,832	6,662,640

(1)	Eventide Core Bond Fund commenced on July 31, 2020.

See accompanying notes to financial statements.

E V E N T I D E	61

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Dividend Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021

FROM OPERATIONS
Net investment income	$839,250	$696,773
Net realized gain from investments	8,278,862	7,623,203
Net change in unrealized appreciation on investments	46,752,483	50,259,168
Net increase in net assets resulting from operations	55,870,595	58,579,144

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(2,010,659)	(459,803)
Class A	(637,180)	(94,676)
Class C	(200,093)	(11,690)
Class I	(8,097,277)	(1,538,899)
Total distributions to shareholders	(10,945,209)	(2,105,068)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	34,362,343	53,167,267
Class A	13,711,570	13,025,847
Class C	6,500,825	3,363,245
Class I	164,725,919	201,466,237
Net asset value of shares issued in reinvestment of distributions:
Class N	1,885,511	434,911
Class A	600,745	89,617
Class C	194,973	10,600
Class I	7,709,686	1,388,798
Payments for shares repurchased:
Class N	(19,006,832)	(15,941,402)
Class A	(1,574,557)	(1,123,710)
Class C	(449,660)	(342,763)
Class I	(51,002,100)	(49,435,208)
Net increase in net assets from shares of beneficial interest	157,658,423	206,103,439

TOTAL INCREASE IN NET ASSETS	202,583,809	262,577,515

NET ASSETS
Beginning of Period	330,195,277	67,617,762
End of Period	$532,779,086	$330,195,277

See accompanying notes to financial statements.

E V E N T I D E	62

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Dividend Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021

SHARE ACTIVITY
Class N:
Shares Sold	2,032,641	3,822,544
Shares Reinvested	110,146	30,288
Shares Repurchased	(1,121,127)	(1,109,803)
Net increase in shares of beneficial interest outstanding	1,021,660	2,743,029

Class A:
Shares Sold	807,083	908,333
Shares Reinvested	35,068	6,142
Shares Repurchased	(92,436)	(80,119)
Net increase in shares of beneficial interest outstanding	749,715	834,356

Class C:
Shares Sold	383,861	233,407
Shares Reinvested	11,441	734
Shares Repurchased	(25,177)	(24,208)
Net increase in shares of beneficial interest outstanding	370,125	209,933

Class I:
Shares Sold	9,674,701	14,366,398
Shares Reinvested	449,757	94,156
Shares Repurchased	(2,940,694)	(3,648,467)
Net increase in shares of beneficial interest outstanding	7,183,764	10,812,087

See accompanying notes to financial statements.

E V E N T I D E	63

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Exponential Technologies Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021 (1)

FROM OPERATIONS
Net investment loss	$(1,010,066)	$(754,259)
Net realized gain (loss) from investments and securities sold short	(3,180,893)	1,703,362
Net change in unrealized appreciation (depreciation) on investments	(3,250,274)	24,938,919
Net increase (decrease) in net assets resulting from operations	(7,441,233)	25,888,022

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(255,449)	(3,796)
Class A	(126,950)	(2,461)
Class C	(41,959)	(370)
Class I	(1,482,367)	(47,116)
Total distributions to shareholders	(1,906,725)	(53,743)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	7,752,314	13,563,942
Class A	3,960,507	6,681,313
Class C	2,089,000	1,760,426
Class I	41,576,843	97,765,316
Net asset value of shares issued in reinvestment of distributions:
Class N	226,434	3,785
Class A	119,077	2,328
Class C	40,806	194
Class I	1,436,229	46,277
Redemption fee proceeds:
Class N	3,427	6,474
Class A	1,567	3,033
Class C	537	534
Class I	27,950	46,292
Payments for shares repurchased:
Class N	(1,971,244)	(563,492)
Class A	(718,789)	(410,975)
Class C	(572,588)	(12)
Class I	(11,886,772)	(22,461,421)
Net increase in net assets from shares of beneficial interest	42,085,298	96,444,014

TOTAL INCREASE IN NET ASSETS	32,737,340	122,278,293

NET ASSETS
Beginning of Period	122,278,293	—
End of Period	$155,015,633	$122,278,293

(1)	Eventide Exponential Technologies Fund commenced on June 30, 2020.

See accompanying notes to financial statements.

E V E N T I D E	64

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Exponential Technologies Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021 (1)

SHARE ACTIVITY
Class N:
Shares Sold	409,847	858,364
Shares Reinvested	13,359	240
Shares Repurchased	(105,083)	(34,118)
Net increase in shares of beneficial interest outstanding	318,123	824,486

Class A:
Shares Sold	208,303	425,592
Shares Reinvested	7,025	148
Shares Repurchased	(38,170)	(24,171)
Net increase in shares of beneficial interest outstanding	177,158	401,569

Class C:
Shares Sold	109,636	108,948
Shares Reinvested	2,433	12
Shares Repurchased	(29,904)	(1)
Net increase in shares of beneficial interest outstanding	82,165	108,959

Class I:
Shares Sold	2,185,372	6,448,395
Shares Reinvested	84,434	2,931
Shares Repurchased	(638,167)	(1,388,494)
Net increase in shares of beneficial interest outstanding	1,631,639	5,062,832

(1)	Eventide Exponential Technologies Fund commenced on June 30, 2020.

See accompanying notes to financial statements.

E V E N T I D E	65

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021

FROM OPERATIONS
Net investment loss	$(21,901,002)	$(33,380,713)
Net realized gain from investments and securities sold short	277,971,097	238,635,066
Net change in unrealized appreciation (depreciation) on investments	(221,786,274)	1,412,572,799
Net increase in net assets resulting from operations	34,283,821	1,617,827,152

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(50,029,637)	(5,970,623)
Class A	(28,422,072)	(3,250,044)
Class C	(26,952,726)	(3,300,616)
Class I	(222,170,791)	(22,743,540)
Total distributions to shareholders	(327,575,226)	(35,264,823)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	81,561,023	192,820,137
Class A	117,878,127	83,212,273
Class C	94,869,322	45,676,213
Class I	536,901,120	1,181,762,348
Net asset value of shares issued in reinvestment of distributions:
Class N	46,770,989	5,589,536
Class A	25,974,652	2,926,932
Class C	25,761,719	3,181,501
Class I	193,526,771	19,752,008
Payments for shares repurchased:
Class N	(85,268,999)	(186,452,826)
Class A	(115,846,244)	(73,359,102)
Class C	(104,422,132)	(65,078,369)
Class I	(306,361,917)	(716,792,666)
Net increase in net assets from shares of beneficial interest	511,344,431	493,237,985

TOTAL INCREASE IN NET ASSETS	218,053,026	2,075,800,314

NET ASSETS
Beginning of Period	5,213,162,920	3,137,362,606
End of Period	$5,431,215,946	$5,213,162,920

See accompanying notes to financial statements.

E V E N T I D E	66

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021

SHARE ACTIVITY
Class N:
Shares Sold	1,166,556	3,215,074
Shares Reinvested	741,808	87,886
Shares Repurchased	(1,215,429)	(3,123,395)
Net increase in shares of beneficial interest outstanding	692,935	179,565

Class A:
Shares Sold	1,672,297	1,368,159
Shares Reinvested	414,401	46,261
Shares Repurchased	(1,661,681)	(1,232,038)
Net increase in shares of beneficial interest outstanding	425,017	182,382

Class C:
Shares Sold	1,503,630	827,815
Shares Reinvested	458,802	55,292
Shares Repurchased	(1,640,001)	(1,212,358)
Net increase (decrease) in shares of beneficial interest outstanding	322,431	(329,251)

Class I:
Shares Sold	7,473,136	19,100,844
Shares Reinvested	2,986,985	303,363
Shares Repurchased	(4,270,915)	(11,654,262)
Net increase in shares of beneficial interest outstanding	6,189,206	7,749,945

See accompanying notes to financial statements.

E V E N T I D E	67

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021

FROM OPERATIONS
Net investment loss	$(14,624,380)	$(28,093,683)
Net realized gain from investments	48,381,359	258,302,350
Net change in unrealized depreciation on investments	(78,676,256)	(82,295,450)
Net increase (decrease) in net assets resulting from operations	(44,919,277)	147,913,217

DISTRIBUTIONS TO SHAREHOLDERS
Class N	(18,248,290)	(9,647,055)
Class A	(17,603,937)	(7,687,684)
Class C	(10,868,612)	(5,173,596)
Class I	(145,914,092)	(54,725,127)
Total distributions to shareholders	(192,634,931)	(77,233,462)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	27,136,634	76,993,620
Class A	36,146,801	45,117,249
Class C	23,924,771	31,524,982
Class I	324,743,607	721,921,602
Net asset value of shares issued in reinvestment of distributions:
Class N	17,652,005	9,043,907
Class A	14,878,863	6,612,901
Class C	10,395,415	4,970,800
Class I	105,640,209	38,688,881
Redemption fee proceeds:
Class N	—	11,990
Class A	—	9,523
Class C	—	5,389
Class I	—	58,207
Payments for shares repurchased:
Class N	(63,133,245)	(103,035,810)
Class A	(40,667,285)	(44,660,132)
Class C	(30,130,252)	(25,096,454)
Class I	(360,086,342)	(351,928,327)
Net increase in net assets from shares of beneficial interest	66,501,181	410,238,328

TOTAL INCREASE (DECREASE) IN NET ASSETS	(171,053,027)	480,918,083

NET ASSETS
Beginning of Period	2,112,593,147	1,631,675,064
End of Period	$1,941,540,120	$2,112,593,147

See accompanying notes to financial statements.

E V E N T I D E	68

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021

SHARE ACTIVITY
Class N:
Shares Sold	586,079	1,557,411
Shares Reinvested	464,771	163,720
Shares Repurchased	(1,386,662)	(2,138,910)
Net decrease in shares of beneficial interest outstanding	(335,812)	(417,779)

Class A:
Shares Sold	807,845	907,462
Shares Reinvested	394,351	120,432
Shares Repurchased	(922,907)	(916,229)
Net increase in shares of beneficial interest outstanding	279,289	111,665

Class C:
Shares Sold	593,372	687,765
Shares Reinvested	296,588	96,746
Shares Repurchased	(726,421)	(540,421)
Net increase in shares of beneficial interest outstanding	163,539	244,090

Class I:
Shares Sold	7,125,994	14,318,390
Shares Reinvested	2,730,427	688,414
Shares Repurchased	(8,036,320)	(7,030,013)
Net increase in shares of beneficial interest outstanding	1,820,101	7,976,791

See accompanying notes to financial statements.

E V E N T I D E	69

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021

FROM OPERATIONS
Net investment income	$404,941	$500,134
Net realized gain from investments	203,427	1,182,506
Net change in unrealized depreciation on investments	(1,942,249)	(1,280,595)
Net increase (decrease) in net assets resulting from operations	(1,333,881)	402,045

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(38,148)	(133,419)
Class A	(139,160)	(265,549)
Class C	(2,002)	(8,454)
Class I	(906,262)	(1,099,179)
Return of Capital
Class N	—	(45,054)
Class A	—	(84,255)
Class C	—	(4,468)
Class I	—	(302,154)
Total distributions to shareholders	(1,085,572)	(1,942,532)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	4,519,470	14,270,540
Class A	6,909,109	31,460,204
Class C	502,913	2,001,451
Class I	52,460,997	155,897,030
Net asset value of shares issued in reinvestment of distributions:
Class N	37,380	168,388
Class A	137,584	344,028
Class C	1,920	12,608
Class I	791,397	1,232,507
Payments for shares repurchased:
Class N	(5,299,004)	(45,531,212)
Class A	(8,692,968)	(14,746,081)
Class C	(394,422)	(847,888)
Class I	(36,829,205)	(40,678,757)
Net increase in net assets from shares of beneficial interest	14,145,171	103,582,818

TOTAL INCREASE IN NET ASSETS	11,725,718	102,042,331

NET ASSETS
Beginning of Period	182,135,829	80,093,498
End of Period	$193,861,547	$182,135,829

See accompanying notes to financial statements.

E V E N T I D E	70

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Limited-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021

SHARE ACTIVITY
Class N:
Shares Sold	431,723	1,344,093
Shares Reinvested	3,586	15,879
Shares Repurchased	(507,710)	(4,275,787)
Net decrease in shares of beneficial interest outstanding	(72,401)	(2,915,815)

Class A:
Shares Sold	662,008	2,965,865
Shares Reinvested	13,175	32,464
Shares Repurchased	(833,082)	(1,390,929)
Net increase (decrease) in shares of beneficial interest outstanding	(157,899)	1,607,400

Class C:
Shares Sold	48,274	189,346
Shares Reinvested	185	1,195
Shares Repurchased	(38,000)	(80,469)
Net increase in shares of beneficial interest outstanding	10,459	110,072

Class I:
Shares Sold	4,905,707	14,394,806
Shares Reinvested	74,133	113,884
Shares Repurchased	(3,435,547)	(3,752,820)
Net increase in shares of beneficial interest outstanding	1,544,293	10,755,870

See accompanying notes to financial statements.

E V E N T I D E	71

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021

FROM OPERATIONS
Net investment income	$1,320,418	$1,610,146
Net realized gain from investments and foreign currency transactions	8,961,689	18,930,690
Net change in unrealized appreciation on investments and foreign currency translations	18,358,295	28,048,870
Net increase in net assets resulting from operations	28,640,402	48,589,706

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class N	(2,218,684)	(435,050)
Class A	(1,358,876)	(232,854)
Class C	(979,746)	(106,698)
Class I	(16,592,546)	(2,941,218)
Total distributions to shareholders	(21,149,852)	(3,715,820)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	11,787,310	28,353,223
Class A	9,628,865	11,815,100
Class C	4,729,510	10,797,252
Class I	74,043,630	167,708,325
Net asset value of shares issued in reinvestment of distributions:
Class N	2,111,951	377,931
Class A	1,269,632	211,608
Class C	900,882	91,156
Class I	15,375,360	2,483,792
Payments for shares repurchased:
Class N	(7,934,274)	(13,962,839)
Class A	(3,081,806)	(2,705,184)
Class C	(2,832,130)	(2,714,033)
Class I	(23,597,102)	(34,717,110)
Net increase in net assets from shares of beneficial interest	82,401,828	167,739,221

TOTAL INCREASE IN NET ASSETS	89,892,378	212,613,107

NET ASSETS
Beginning of Period	361,111,546	148,498,439
End of Period	$451,003,924	$361,111,546

See accompanying notes to financial statements.

E V E N T I D E	72

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021

SHARE ACTIVITY
Class N:
Shares Sold	803,775	2,120,840
Shares Reinvested	147,016	28,652
Shares Repurchased	(543,881)	(1,048,409)
Net increase in shares of beneficial interest outstanding	406,910	1,101,083

Class A:
Shares Sold	661,479	882,483
Shares Reinvested	88,205	16,099
Shares Repurchased	(210,733)	(208,786)
Net increase in shares of beneficial interest outstanding	538,951	689,796

Class C:
Shares Sold	325,604	819,044
Shares Reinvested	63,147	7,020
Shares Repurchased	(194,863)	(204,908)
Net increase in shares of beneficial interest outstanding	193,888	621,156

Class I:
Shares Sold	5,080,081	12,420,609
Shares Reinvested	1,069,948	187,803
Shares Repurchased	(1,614,971)	(2,665,175)
Net increase in shares of beneficial interest outstanding	4,535,058	9,943,237

See accompanying notes to financial statements.

E V E N T I D E	73

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class N
	Six Months Ended
	December 31, 2021		Period Ended
	(Unaudited)		June 30, 2021 *

Net asset value, beginning of period	$9.66		$10.00

Activity from investment operations:
Net investment income (1)	0.04		0.05
Net realized and unrealized loss
on investments	(0.09)		(0.29)
Total from investment operations	(0.05)		(0.24)

Less distributions from:
Net investment income	(0.05)		(0.05)
Return of capital	—		(0.05)
Total distributions	(0.05)		(0.10)

Net asset value, end of period	$9.56		$9.66

Total return (2)	(0.55	)% (5)	(2.39	)% (5)

Net assets, at end of period (000s)	$65,482		$56,644

Ratio of gross expenses to average net assets before
expense reimbursement (3)(4)	0.92	% (6)	0.89	% (6)
Ratio of net expenses to average net assets
after expense reimbursement (4)	0.78	% (6)	0.78	% (6)
Ratio of net investment income
to average net assets (4)	0.67	% (6)	0.53	% (6)

Portfolio Turnover Rate	17	% (5)	52	% (5)

*	Eventide Core Bond Fund commenced on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	74

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A
	Six Months Ended
	December 31, 2021		Period Ended
	(Unaudited)		June 30, 2021 *

Net asset value, beginning of period	$9.71		$10.00

Activity from investment operations:
Net investment income (1)	0.03		0.05
Net realized and unrealized loss on investments	(0.10)		(0.27)
Total from investment operations	(0.07)		(0.22)

Less distributions from:
Net investment income	(0.04)		(0.02)
Return of capital	—		(0.05)
Total distributions	(0.04)		(0.07)

Net asset value, end of period	$9.60		$9.71

Total return (2)	(0.71	)% (5)	(2.28	)% (5)

Net assets, at end of period (000s)	$214		$384

Ratio of gross expenses to average net assets before
expense reimbursement (3)(4)	0.97	% (6)	0.94	% (6)
Ratio of net expenses to average net assets
after expense reimbursement (4)	0.83	% (6)	0.83	% (6)
Ratio of net investment income
to average net assets (4)	0.61	% (6)	0.51	% (6)

Portfolio Turnover Rate	17	% (5)	52	% (5)

*	Eventide Core Bond Fund commenced on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	75

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C
	Six Months Ended
	December 31, 2021		Period Ended
	(Unaudited)		June 30, 2021 *

Net asset value, beginning of period	$9.63		$10.00

Activity from investment operations:
Net investment income (loss) (1)	(0.01)		(0.02)
Net realized and unrealized loss
on investments	(0.09)		(0.28)
Total from investment operations	(0.10)		(0.30)

Less distributions from:
Net investment income	(0.02)		(0.02)
Return of capital	—		(0.05)
Total distributions	(0.02)		(0.07)

Net asset value, end of period	$9.51		$9.63

Total return (2)	(1.03	)% (5)	(3.02	)% (5)

Net assets, at end of period (000s)	$131		$163

Ratio of gross expenses to average net assets before
expense reimbursement (3)(4)	1.72	% (6)	1.69	% (6)
Ratio of net expenses to average net assets
after expense reimbursement (4)	1.58	% (6)	1.58	% (6)
Ratio of net investment income (loss)
to average net assets (4)	(0.13	)% (6)	(0.20	)% (6)

Portfolio Turnover Rate	17	% (5)	52	% (5)

*	Eventide Core Bond Fund commenced on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	76

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Core Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I
	Six Months Ended
	December 31, 2021		Period Ended
	(Unaudited)		June 30, 2021 *

Net asset value, beginning of period	$9.66		$10.00

Activity from investment operations:
Net investment income (1)	0.04		0.07
Net realized and unrealized loss
on investments	(0.09)		(0.29)
Total from investment operations	(0.05)		(0.22)

Less distributions from:
Net investment income	(0.06)		(0.07)
Return of capital	—		(0.05)
Total distributions	(0.06)		(0.12)

Net asset value, end of period	$9.55		$9.66

Total return (2)	(0.56	)% (5)	(2.24	)% (5)

Net assets, at end of period (000s)	$71,040		$64,377

Ratio of gross expenses to average net assets before
expense reimbursement (3)(4)	0.72	% (6)	0.69	% (6)
Ratio of net expenses to average net assets
after expense reimbursement (4)	0.58	% (6)	0.58	% (6)
Ratio of net investment income
to average net assets (4)	0.87	% (6)	0.80	% (6)

Portfolio Turnover Rate	17	% (5)	52	% (5)

*	Eventide Core Bond Fund commenced on July 31, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	77

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class N
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018 *

Net asset value, beginning of period	$15.86		$10.88	$10.37	$9.66	$10.00

Activity from investment operations:
Net investment income (1)	0.03		0.04	0.11	0.22	0.33
Net realized and unrealized gain (loss)
on investments	2.16		5.08	0.57	0.66	(0.52)
Total from investment operations	2.18		5.12	0.68	0.88	(0.19)

Less distributions from:
Net investment income	(0.09)		(0.14)	(0.10)	(0.16)	(0.14)
Net realized gains	(0.29)		—	—	—	(0.01)
Return of capital	—		—	(0.07)	(0.01)	—
Total distributions	(0.38)		(0.14)	(0.17)	(0.17)	(0.15)

Net asset value, end of period	$17.67		$15.86	$10.88	$10.37	$9.66

Total return (2)	13.88	% (5)	47.21%	6.60%	9.20%	(1.87	)% (5)

Net assets, at end of period (000s)	$96,663		$70,566	$18,576	$7,254	$4,929

Ratio of gross expenses to average net assets before
expense reimbursement/recapture (3)(4)	1.14	% (6)	1.19%	1.50%	2.00%	3.30	% (6)
Ratio of net expenses to average net assets
after expense reimbursement/recapture (4)	1.15	% (6)	1.15%	1.15%	1.15%	1.15	% (6)
Ratio of net investment income
to average net assets (4)	0.30	% (6)	0.27%	1.01%	2.25%	4.43	% (6)

Portfolio Turnover Rate	15	% (5)	35%	90%	50%	13	% (5)

*	Eventide Dividend Opportunities Fund commenced on September 29, 2017.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	78

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018 *

Net asset value, beginning of period	$15.85		$10.87	$10.36	$9.65	$10.00

Activity from investment operations:
Net investment income (1)	0.02		0.03	0.10	0.22	0.27
Net realized and unrealized gain (loss)
on investments	2.17		5.08	0.57	0.65	(0.47)
Total from investment operations	2.19		5.11	0.67	0.87	(0.20)

Less distributions from:
Net investment income	(0.08)		(0.13)	(0.09)	(0.15)	(0.14)
Net realized gains	(0.29)		—	—	—	(0.01)
Return of capital	—		—	(0.07)	(0.01)	—
Total distributions	(0.37)		(0.13)	(0.16)	(0.16)	(0.15)

Net asset value, end of period	$17.67		$15.85	$10.87	$10.36	$9.65

Total return (2)	13.93	% (5)	47.22%	6.55%	9.15%	(2.01	)% (5)

Net assets, at end of period (000s)	$33,161		$17,865	$3,184	$957	$511

Ratio of gross expenses to average net assets before
expense reimbursement/recapture (3)(4)	1.19	% (6)	1.24%	1.55%	2.05%	3.35	% (6)
Ratio of net expenses to average net assets
after expense reimbursemen/recapture (4)	1.20	% (6)	1.20%	1.20%	1.20%	1.20	% (6)
Ratio of net investment income
to average net assets (4)	0.25	% (6)	0.22%	0.89%	2.28%	3.58	% (6)

Portfolio Turnover Rate	15	% (5)	35%	90%	50%	13	% (5)

*	Eventide Dividend Opportunities Fund commenced on September 29, 2017.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	79

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018 *

Net asset value, beginning of period	$15.77		$10.86	$10.35	$9.66	$10.00

Activity from investment operations:
Net investment income (loss) (1)	(0.04)		(0.08)	0.03	0.15	0.25
Net realized and unrealized gain (loss)
on investments	2.15		5.06	0.56	0.65	(0.49)
Total from investment operations	2.12		4.98	0.59	0.80	(0.24)

Less distributions from:
Net investment income	(0.04)		(0.07)	(0.05)	(0.10)	(0.09)
Net realized gains	(0.29)		—	—	—	(0.01)
Return of capital	—		—	(0.03)	(0.01)	—
Total distributions	(0.33)		(0.07)	(0.08)	(0.11)	(0.10)

Net asset value, end of period	$17.56		$15.77	$10.86	$10.35	$9.66

Total return (2)	13.49	% (5)	45.93%	5.78%	8.34%	(2.37	)% (5)

Net assets, at end of period (000s)	$11,516		$4,508	$824	$541	$299

Ratio of gross expenses to average net assets before
expense reimbursement/racapture (3)(4)	1.94	% (6)	1.99%	2.30%	2.80%	4.10	% (6)
Ratio of net expenses to average net assets
after expense reimbursement/recapture (4)	1.95	% (6)	1.95%	1.95%	1.95%	1.95	% (6)
Ratio of net investment income (loss)
to average net assets (4)	(0.48	)% (6)	(0.53)%	0.25%	1.53%	3.39	% (6)

Portfolio Turnover Rate	15	% (5)	35%	90%	50%	13	% (5)

*	Eventide Dividend Opportunities Fund commenced on September 29, 2017.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	80

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Dividend Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018 *

Net asset value, beginning of period	$15.87		$10.88	$10.37	$9.67	$10.00

Activity from investment operations:
Net investment income (1)	0.04		0.07	0.12	0.24	0.26
Net realized and unrealized gain (loss)
on investments	2.17		5.07	0.57	0.66	(0.43)
Total from investment operations	2.21		5.14	0.69	0.90	(0.17)

Less distributions from:
Net investment income	(0.10)		(0.15)	(0.10)	(0.19)	(0.15)
Net realized gains	(0.29)		—	—	—	(0.01)
Return of capital	—		—	(0.08)	(0.01)	—
Total distributions	(0.39)		(0.15)	(0.18)	(0.20)	(0.16)

Net asset value, end of period	$17.69		$15.87	$10.88	$10.37	$9.67

Total return (2)	14.04	% (5)	47.49%	6.79%	9.40%	(1.68	)% (5)

Net assets, at end of period (000s)	$391,439		$237,256	$45,034	$7,892	$5,438

Ratio of gross expenses to average net assets before
expense reimbursement/recapture (3)(4)	0.94	% (6)	0.99%	1.30%	1.80%	3.10	% (6)
Ratio of net expenses to average net assets
after expense reimbursement/recapture (4)	0.95	% (6)	0.95%	0.95%	0.95%	0.95	% (6)
Ratio of net investment income
to average net assets (4)	0.50	% (6)	0.48%	1.16%	2.47%	3.35	% (6)

Portfolio Turnover Rate	15	% (5)	35%	90%	50%	13	% (5)

*	Eventide Dividend Opportunities Fund commenced on September 29, 2017.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	81

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class N
	Six Months Ended
	December 31, 2021		Year Ended
	(Unaudited)		June 30, 2021 *

Net asset value, beginning of period	$19.08		$10.00

Activity from investment operations:
Net investment loss (1)	(0.14)		(0.25)
Net realized and unrealized gain (loss)
on investments	(0.74)		9.33
Total from investment operations	(0.88)		9.08

Less distributions from:
Net realized gains	(0.23)		(0.02)
Total distributions	(0.23)		(0.02)

Paid-in-capital from redemption fees (1)	0.00	(5)	0.02

Net asset value, end of period	$17.97		$19.08

Total return (2)	(4.55	)% (6)	91.00%

Net assets, at end of period (000s)	$20,529		$15,730

Ratio of gross expenses to average net assets before
expense reimbursement (3)(4)	1.61	% (7)	1.73%
Ratio of net expenses to average net assets
after expense reimbursement (4)	1.61	% (7)	1.63%
Ratio of net investment loss
to average net assets (4)	(1.54	)% (7)	(1.50)%

Portfolio Turnover Rate	30	% (6)	60%

*	Eventide Exponential Technologies Fund commenced on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	82

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A
	Six Months Ended
	December 31, 2021		Year Ended
	(Unaudited)		June 30, 2021 *

Net asset value, beginning of period	$19.08		$10.00

Activity from investment operations:
Net investment loss (1)	(0.15)		(0.26)
Net realized and unrealized gain (loss)
on investments	(0.73)		9.34
Total from investment operations	(0.88)		9.08

Less distributions from:
Net realized gains	(0.23)		(0.02)
Total distributions	(0.23)		(0.02)

Paid-in-capital from redemption fees (1)	0.00	(5)	0.02

Net asset value, end of period	$17.97		$19.08

Total return (2)	(4.55	)% (6)	91.00%

Net assets, at end of period (000s)	$10,399		$7,662

Ratio of gross expenses to average net assets before
expense reimbursement (3)(4)	1.66	% (7)	1.78%
Ratio of net expenses to average net assets
after expense reimbursement (4)	1.66	% (7)	1.68%
Ratio of net investment loss
to average net assets (4)	(1.59	)% (7)	(1.55)%

Portfolio Turnover Rate	30	% (6)	60%

*	Eventide Exponential Technologies Fund commenced on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	83

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C
	Six Months Ended
	December 31, 2021		Year Ended
	(Unaudited)		June 30, 2021 *

Net asset value, beginning of period	$18.96		$10.00

Activity from investment operations:
Net investment loss (1)	(0.22)		(0.38)
Net realized and unrealized gain (loss)
on investments	(0.73)		9.35
Total from investment operations	(0.95)		8.97

Less distributions from:
Net realized gains	(0.23)		(0.02)
Total distributions	(0.23)		(0.02)

Paid-in-capital from redemption fees (1)	0.00	(5)	0.01

Net asset value, end of period	$17.78		$18.96

Total return (2)	(4.95	)% (6)	89.80%

Net assets, at end of period (000s)	$3,397		$2,065

Ratio of gross expenses to average net assets before
expense reimbursement (3)(4)	2.41	% (7)	2.53%
Ratio of net expenses to average net assets
after expense reimbursement (4)	2.41	% (7)	2.43%
Ratio of net investment loss
to average net assets (4)	(2.33	)% (7)	(2.30)%

Portfolio Turnover Rate	30	% (6)	60%

*	Eventide Exponential Technologies Fund commenced on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	84

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Exponential Technologies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I
	Six Months Ended		Year Ended
	December 31, 2021
	(Unaudited)		June 30, 2021 *

Net asset value, beginning of period	$19.12		$10.00

Activity from investment operations:
Net investment loss (1)	(0.12)		(0.22)
Net realized and unrealized gain (loss)
on investments	(0.74)		9.34
Total from investment operations	(0.86)		9.12

Less distributions from:
Net realized gains	(0.23)		(0.02)
Total distributions	(0.23)		(0.02)

Paid-in-capital from redemption fees (1)	0.00	(5)	0.02

Net asset value, end of period	$18.03		$19.12

Total return (2)	(4.44	)% (6)	91.40%

Net assets, at end of period (000s)	$120,691		$96,821

Ratio of gross expenses to average net assets before
expense reimbursement (3)(4)	1.41	% (7)	1.53%
Ratio of net expenses to average net assets
after expense reimbursement (4)	1.41	% (7)	1.43%
Ratio of net investment loss
to average net assets (4)	(1.34	)% (7)	(1.30)%

Portfolio Turnover Rate	30	% (6)	60%

*	Eventide Exponential Technologies Fund commenced on June 30, 2020.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	85

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class N
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017

Net asset value, beginning of period	$69.91		$47.16	$41.75	$37.80	$29.99	$23.38

Activity from investment operations:
Net investment loss (1)	(0.31)		(0.51)	(0.25)	(0.14)	(0.06)	(0.02)
Net realized and unrealized gain
on investments	0.58		23.77	6.98	5.80	7.87	6.63
Total from investment operations	0.27		23.26	6.73	5.66	7.81	6.61

Less distributions from:
Net realized gains	(4.27)		(0.51)	(1.32)	(1.71)	—	—
Total distributions	(4.27)		(0.51)	(1.32)	(1.71)	—	—

Net asset value, end of period	$65.91		$69.91	$47.16	$41.75	$37.80	$29.99

Total return (2)	0.66	% (5)	49.43%	16.63%	16.41%	26.04%	28.27%

Net assets, at end of period (000s)	$826,174		$827,811	$549,944	$639,372	$435,526	$327,587

Ratio of net expenses to average net assets (3)	1.28	% (6)	1.31%	1.38%	1.39%	1.39%	1.40%
Ratio of net investment loss
to average net assets (3)(4)	(0.87	)% (6)	(0.85)%	(0.63)%	(0.37)%	(0.16)%	(0.06)%

Portfolio Turnover Rate	12	% (5)	19%	35%	38%	24%	26%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	86

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017

Net asset value, beginning of period	$69.53		$46.92	$41.57	$37.66	$29.89	$23.32

Activity from investment operations:
Net investment loss (1)	(0.32)		(0.54)	(0.27)	(0.16)	(0.07)	(0.03)
Net realized and unrealized gain
on investments	0.59		23.66	6.94	5.78	7.84	6.60
Total from investment operations	0.27		23.12	6.67	5.62	7.77	6.57

Less distributions from:
Net realized gains	(4.27)		(0.51)	(1.32)	(1.71)	—	—
Total distributions	(4.27)		(0.51)	(1.32)	(1.71)	—	—

Net asset value, end of period	$65.53		$69.53	$46.92	$41.57	$37.66	$29.89

Total return (2)	0.66	% (5)	49.39%	16.58%	16.36%	26.00%	28.17%

Net assets, at end of period (000s)	$460,165		$458,726	$301,013	$274,059	$274,257	$452,153

Ratio of net expenses to average net assets (3)	1.33	% (6)	1.36%	1.43%	1.44%	1.44%	1.45%
Ratio of net investment loss
to average net assets (3)(4)	(0.93	)% (6)	(0.91)%	(0.69)%	(0.44)%	(0.21)%	(0.12)%

Portfolio Turnover Rate	12	% (5)	19%	35%	38%	24%	26%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	87

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017

Net asset value, beginning of period	$62.97		$42.86	$38.37	$35.16	$28.12	$22.10

Activity from investment operations:
Net investment loss (1)	(0.54)		(0.89)	(0.53)	(0.41)	(0.31)	(0.21)
Net realized and unrealized gain
on investments	0.51		21.51	6.34	5.33	7.35	6.23
Total from investment operations	(0.03)		20.62	5.81	4.92	7.04	6.02

Less distributions from:
Net realized gains	(4.27)		(0.51)	(1.32)	(1.71)	—	—
Total distributions	(4.27)		(0.51)	(1.32)	(1.71)	—	—

Net asset value, end of period	$58.67		$62.97	$42.86	$38.37	$35.16	$28.12

Total return (2)	0.25	% (5)	48.23%	15.71%	15.51%	25.04%	27.24%

Net assets, at end of period (000s)	$395,596		$404,272	$289,242	$266,001	$230,290	$190,858

Ratio of net expenses to average net assets (3)	2.08	% (6)	2.11%	2.18%	2.19%	2.19%	2.20%
Ratio of net investment loss
to average net assets (3)(4)	(1.68	)% (6)	(1.65)%	(1.43)%	(1.17)%	(0.96)%	(0.86)%

Portfolio Turnover Rate	12	% (5)	19%	35%	38%	24%	26%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	88

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Gilead Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017

Net asset value, beginning of period	$71.65		$48.22	$42.59	$38.44	$30.43	$23.68

Activity from investment operations:
Net investment income (loss) (1)	(0.25)		(0.40)	(0.18)	(0.07)	0.01	0.04
Net realized and unrealized gain
on investments	0.60		24.34	7.13	5.93	8.00	6.71
Total from investment operations	0.35		23.94	6.95	5.86	8.01	6.75

Less distributions from:
Net realized gains	(4.27)		(0.51)	(1.32)	(1.71)	—	—
Total distributions	(4.27)		(0.51)	(1.32)	(1.71)	—	—

Net asset value, end of period	$67.73		$71.65	$48.22	$42.59	$38.44	$30.43

Total return (2)	0.75	% (5)	49.76%	16.85%	16.66%	26.32%	28.51%

Net assets, at end of period (000s)	$3,749,281		$3,522,353	$1,997,163	$1,475,489	$968,578	$399,169

Ratio of net expenses to average net assets (3)	1.08	% (6)	1.11%	1.18%	1.19%	1.19%	1.20%
Ratio of net investment income (loss)
to average net assets (3)(4)	(0.67	)% (6)	(0.65)%	(0.43)%	(0.17)%	0.03%	0.14%

Portfolio Turnover Rate	12	% (5)	19%	35%	38%	24%	26%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	89

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class N
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017

Net asset value, beginning of period	$46.19		$43.33	$35.51	$34.52		$23.41		$18.70

Activity from investment operations:
Net investment loss (1)	(0.34)		(0.72)	(0.52)	(0.46)		(0.40)		(0.30)
Net realized and unrealized gain (loss)
on investments	(0.77)		5.52	9.19	3.39		11.87		5.01
Total from investment operations	(1.11)		4.80	8.67	2.93		11.47		4.71

Less distributions from:
Net investment income	(0.63)		—	—	—		—		—
Net realized gains	(3.73)		(1.94)	(0.87)	(1.98)		(0.37)		—
Total distributions	(4.36)		(1.94)	(0.87)	(1.98)		(0.37)		—

Paid-in-capital from redemption fees (1)	—		0.00 (4)	0.02	0.04		0.01		0.00 (4)

Net asset value, end of period	$40.72		$46.19	$43.33	$35.51		$34.52		$23.41

Total return (2)	(1.72	)% (7)	10.34%	24.68%	10.38	% (5)	49.45	% (5)	25.19%

Net assets, at end of period (000s)	$186,820		$227,441	$231,460	$147,468		$93,030		$37,369

Ratio of net expenses to average net assets (3)	1.48	% (8)	1.48%	1.50%	1.49%		1.50	% (6)	1.54%
Ratio of net investment loss
to average net assets (3)	(1.47	)% (8)	(1.47)%	(1.44)%	(1.38)%		(1.35	)% (6)	(1.42)%

Portfolio Turnover Rate	32	% (7)	62%	33%	53%		43%		27%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Amount represents less than $0.01 per share.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	90

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017

Net asset value, beginning of period	$45.91		$43.10	$35.33	$34.40		$23.33		$18.65

Activity from investment operations:
Net investment loss (1)	(0.35)		(0.74)	(0.53)	(0.48)		(0.40)		(0.31)
Net realized and unrealized gain (loss)
on investments	(0.76)		5.49	9.15	3.35		11.83		4.99
Total from investment operations	(1.11)		4.75	8.62	2.87		11.43		4.68

Less distributions from:
Net investment income	(0.62)		—	—	—		—		—
Net realized gains	(3.73)		(1.94)	(0.87)	(1.98)		(0.37)		—
Total distributions	(4.35)		(1.94)	(0.87)	(1.98)		(0.37)		—

Paid-in-capital from redemption fees (1)	—		0.00 (4)	0.02	0.04		0.01		0.00 (4)

Net asset value, end of period	$40.45		$45.91	$43.10	$35.33		$34.40		$23.33

Total return (2)	(1.74	)% (7)	10.28%	24.67%	10.24	% (5)	49.45	% (5)	25.09%

Net assets, at end of period (000s)	$180,213		$191,709	$175,151	$143,407		$133,329		$138,722

Ratio of net expenses to average net assets (3)	1.53	% (8)	1.53%	1.55%	1.54%		1.55	% (6)	1.59%
Ratio of net investment loss
to average net assets (3)	(1.52	)% (8)	(1.52)%	(1.49)%	(1.43)%		(1.40	)% (6)	(1.47)%

Portfolio Turnover Rate	32	% (7)	62%	33%	53%		43%		27%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and also does not reflect the impact of sales charges.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Amount represents less than $0.01 per share.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	91

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017

Net asset value, beginning of period	$42.78		$40.56	$33.54	$33.00		$22.57		$18.18

Activity from investment operations:
Net investment loss (1)	(0.49)		(1.04)	(0.76)	(0.69)		(0.60)		(0.45)
Net realized and unrealized gain (loss)
on investments	(0.71)		5.20	8.63	3.17		11.39		4.84
Total from investment operations	(1.20)		4.16	7.87	2.48		10.79		4.39

Less distributions from:
Net investment income	(0.28)		—	—	—		—		—
Net realized gains	(3.73)		(1.94)	(0.87)	(1.98)		(0.37)		—
Total distributions	(4.01)		(1.94)	(0.87)	(1.98)		(0.37)		—

Paid-in-capital from redemption fees (1)	—		0.00 (4)	0.02	0.04		0.01		0.00 (4)

Net asset value, end of period	$37.57		$42.78	$40.56	$33.54		$33.00		$22.57

Total return (2)	(2.13	)% (7)	9.45%	23.70%	9.50	% (5)	48.27	% (5)	24.15%

Net assets, at end of period (000s)	$111,837		$120,351	$104,202	$87,773		$75,025		$48,916

Ratio of net expenses to average net assets (3)	2.28	% (8)	2.28%	2.30%	2.29%		2.30	% (6)	2.34%
Ratio of net investment loss
to average net assets (3)	(2.27	)% (8)	(2.27)%	(2.23)%	(2.18)%		(2.15	)% (6)	(2.22)%

Portfolio Turnover Rate	32	% (7)	62%	33%	53%		43%		27%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Amount represents less than $0.01 per share.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	92

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019		June 30, 2018		June 30, 2017

Net asset value, beginning of period	$47.04		$44.02	$35.98	$34.88		$23.60		$18.82

Activity from investment operations:
Net investment loss (1)	(0.30)		(0.64)	(0.46)	(0.40)		(0.34)		(0.26)
Net realized and unrealized gain (loss)
on investments	(0.79)		5.60	9.35	3.44		11.98		5.04
Total from investment operations	(1.09)		4.96	8.89	3.04		11.64		4.78

Less distributions from:
Net investment income	(0.74)		—	—	—		—		—
Net realized gains	(3.73)		(1.94)	(0.87)	(1.98)		(0.37)		—
Total distributions	(4.47)		(1.94)	(0.87)	(1.98)		(0.37)		—

Paid-in-capital from redemption fees (1)	—		0.00 (4)	0.02	0.04		0.01		0.00 (4)

Net asset value, end of period	$41.48		$47.04	$44.02	$35.98		$34.88		$23.60

Total return (2)	(1.63	)% (7)	10.54%	24.97%	10.60	% (5)	49.77	% (5)	25.40%

Net assets, at end of period (000s)	$1,462,670		$1,573,091	$1,120,862	$705,159		$389,458		$131,304

Ratio of net expenses to average net assets (3)	1.28	% (8)	1.28%	1.30%	1.29%		1.30	% (6)	1.34%
Ratio of net investment loss
to average net assets (3)	(1.27	)% (8)	(1.28)%	(1.24)%	(1.19)%		(1.15	)% (6)	(1.23)%

Portfolio Turnover Rate	32	% (7)	62%	33%	53%		43%		27%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Amount represents less than $0.01 per share.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	93

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class N
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019 *

Net asset value, beginning of period	$10.49		$10.62	$10.38	$10.03

Activity from investment operations:
Net investment income (1)	0.01		0.06	0.15	0.12
Net realized and unrealized gain
on investments	(0.10)		(0.01)	0.30	0.34
Total from investment operations	(0.09)		0.05	0.45	0.46

Less distributions from:
Net investment income	(0.05)		(0.07)	(0.19)	(0.11)
Net realized gains	—		(0.07)	—	—
Return of capital	—		(0.04)	(0.02)	—
Total distributions	(0.05)		(0.18)	(0.21)	(0.11)

Net asset value, end of period	$10.35		$10.49	$10.62	$10.38

Total return (2)	(0.82	)% (4)	0.48%	4.37%	4.64	% (4)

Net assets, at end of period (000s)	$6,067		$6,906	$37,973	$1,680

Ratio of gross expenses to average net assets
before expense reimbursement (3)	0.83	% (5)	0.86%	1.11%	2.41	% (5)
Ratio of net expenses to average net assets
after expense reimbursement	0.75	% (5)	0.75%	0.75%	0.98	% (5)
Ratio of net investment income
to average net assets	0.29	% (5)	0.54%	1.44%	2.20	% (5)

Portfolio Turnover Rate	27	% (4)	72%	71%	60	% (4)

*	Eventide Limited-Term Bond Fund Class N commenced on December 14, 2018.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	94

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A
	Six Months
	Ended		Year	Year	Period		Year	Year	Year
	December 31,		Ended	Ended	Ended		Ended	Ended	Ended
	2021		June 30,	June 30,	June 30,		October 31,	October 31,	October 31,
	(Unaudited)		2021	2020	2019*		2018	2017	2016

Net asset value, beginning of period	$10.51		$10.65	$10.41	$10.06		$10.44	$10.48	$10.45

Activity from investment operations:
Net investment income (1)	0.01		0.03	0.17	0.14		0.19	0.19	0.21
Net realized and unrealized gain (loss)
on investments	(0.10)		0.01 (4)	0.27	0.37		(0.35)	(0.04)	0.02
Total from investment operations	(0.08)		0.04	0.44	0.51		(0.16)	0.15	0.23

Less distributions from:
Net investment income	(0.06)		(0.07)	(0.18)	(0.16)		(0.20)	(0.19)	(0.20)
Net realized gains	—		(0.07)	—	—		(0.02)	—	—
Return of capital	—		(0.04)	(0.02)	—		—	—	—
Total distributions	(0.06)		(0.18)	(0.20)	(0.16)		(0.22)	(0.19)	(0.20)

Paid-in-capital from redemption fees (1)	—		—	—	—		0.00 (5)	0.00 (5)	0.00 (5)

Net asset value, end of period	$10.37		$10.51	$10.65	$10.41		$10.06	$10.44	$10.48

Total return (2)	(0.85	)% (6)	0.45%	4.30%	5.08	% (6)	(1.52)%	1.49%	2.25%

Net assets, at end of period (000s)	$27,570		$29,596	$12,873	$13,977		$17,191	$25,479	$23,962

Ratio of gross expenses to average net assets
before expense reimbursement (3)	0.88	% (7)	0.91%	1.16%	2.09	% (7)	1.62%	1.58%	1.51%
Ratio of net expenses to average net assets
after expense reimbursement	0.80	% (7)	0.80%	0.80%	1.08	% (7)	1.25%	1.25%	1.25%
Ratio of net investment income
to average net assets	0.24	% (7)	0.27%	1.63%	2.05	% (7)	1.89%	1.84%	1.99%

Portfolio Turnover Rate	27	% (6)	72%	71%	60	% (6)	27%	49%	52%

*	Represents the period November 1, 2018 through June 30, 2019. See Note 1.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(5)	Amount represents less than $0.01 per share.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	95

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019 *

Net asset value, beginning of period	$10.44		$10.60	$10.37	$10.03

Activity from investment operations:
Net investment income (1)	(0.03)		(0.05)	(0.01)	0.07
Net realized and unrealized gain
on investments	(0.09)		0.01 (4)	0.37	0.35
Total from investment operations	(0.12)		(0.04)	0.36	0.42

Less distributions from:
Net investment income	(0.01)		(0.01)	(0.10)	(0.08)
Net realized gains	—		(0.07)	—	—
Return of capital	—		(0.04)	(0.03)	—
Total distributions	(0.01)		(0.12)	(0.13)	(0.08)

Net asset value, end of period	$10.31		$10.44	$10.60	$10.37

Total return (2)	(1.13	)% (5)	(0.38)%	3.50%	4.24	% (5)

Net assets, at end of period (000s)	$1,632		$1,545	$401	$72

Ratio of gross expenses to average net assets
before expense reimbursement (3)	1.63	% (6)	1.66%	1.91%	3.21	% (6)
Ratio of net expenses to average net assets
after expense reimbursement	1.55	% (6)	1.55%	1.55%	1.78	% (6)
Ratio of net investment income (loss)
to average net assets	(0.51	)% (6)	(0.50)%	(0.08)%	1.45	% (6)

Portfolio Turnover Rate	27	% (5)	72%	71%	60	% (5)

*	Eventide Limited-Term Bond Fund Class C commenced on December 14, 2018.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

(4)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	96

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Limited-Term Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I
	Six Months
	Ended		Year	Year	Period		Year		Year		Year
	December 31,		Ended	Ended	Ended		Ended		Ended		Ended
	2021		June 30,	June 30,	June 30,		October 31,		October 31,		October 31,
	(Unaudited)		2021	2020	2019*		2018		2017		2016

Net asset value, beginning of period	$10.75		$10.89	$10.64	$10.27		$10.63		$10.51		$10.40

Activity from investment operations:
Net investment income (1)	0.02		0.05	0.17	0.16		0.22		0.15		0.13
Net realized and unrealized gain (loss)
on investments	(0.10)		0.01 (4)	0.31	0.38		(0.36)		(0.02)		0.02
Total from investment operations	(0.08)		0.06	0.48	0.54		(0.14)		0.13		0.15

Less distributions from:
Net investment income	(0.06)		(0.09)	(0.21)	(0.17)		(0.20)		(0.01)		(0.04)
Net realized gains	—		(0.07)	—	—		(0.02)		—		—
Return of capital	—		(0.04)	(0.02)	—		—		—		—
Total distributions	(0.06)		(0.20)	(0.23)	(0.17)		(0.22)		(0.01)		(0.04)

Paid-in-capital from redemption fees	—		—	—	—		(0.00	) (5)	(0.00	) (5)	(0.00	) (5)

Net asset value, end of period	$10.61		$10.75	$10.89	$10.64		$10.27		$10.63		$10.51

Total return (2)	(0.71	)% (6)	0.65%	4.58%	5.30	% (6)	(1.31)%		1.20%		1.41%

Net assets, at end of period (000s)	$158,592		$144,089	$28,847	$3,230		$1,030		$889		$1,141

Ratio of gross expenses to average net assets
before expense reimbursement (3)	0.63	% (7)	0.66%	0.91%	1.97	% (7)	1.38%		1.97%		2.26%
Ratio of net expenses to average net assets
after expense reimbursement	0.55	% (7)	0.55%	0.55%	0.81	% (7)	1.00%		1.64%		2.00%
Ratio of net investment income
to average net assets	0.49	% (7)	0.49%	1.58%	2.30	% (7)	2.10%		1.41%		1.24%

Portfolio Turnover Rate	27	% (6)	72%	71%	60	% (6)	27%		49%		52%

*	Represents the period November 1, 2018 through June 30, 2019. See Note 1.

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the manager.

(4)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(5)	Amount represents less than $0.01 per share.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	97

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class N
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017

Net asset value, beginning of period	$14.21		$11.38	$10.90	$10.58	$11.05		$10.32

Activity from investment operations:
Net investment income (1)	0.04		0.08	0.17	0.28	0.34		0.26
Net realized and unrealized gain (loss)
on investments	0.99		2.95	0.59	0.39	(0.30)		0.79
Total from investment operations	1.03		3.03	0.76	0.67	0.04		1.05
	.		.
Less distributions from:
Net investment income	(0.10)		(0.18)	(0.14)	(0.22)	(0.36)		(0.29)
Net realized gains	(0.63)		(0.02)	—	(0.03)	(0.15)		(0.03)
Return of capital	—		—	(0.14)	(0.10)	—		—
Total distributions	(0.73)		(0.20)	(0.28)	(0.35)	(0.51)		(0.32)

Net asset value, end of period	$14.51		$14.21	$11.38	$10.90	$10.58		$11.05

Total return (2)	7.35	% (7)	26.81%	7.03%	6.61%	0.29%		10.29%

Net assets, at end of period (000s)	$46,682		$39,947	$19,454	$17,104	$17,028		$10,823

Ratio of gross expenses to average net assets
before expense reimbursement/recapture (3)(4)	1.01	% (8)	1.05%	1.19%	1.30%	1.29	% (6)	1.37%
Ratio of net expenses to average net assets
after expense reimbursement/recapture (4)	1.02	% (8)	1.02%	1.10%	1.15%	1.16	% (6)	1.15%
Ratio of net investment income
to average net assets (4)(5)	0.56	% (8)	0.59%	1.44%	2.71%	3.05	% (6)	2.46%

Portfolio Turnover Rate	29	% (7)	73%	110%	79%	29%		38%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

E V E N T I D E	98

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Multi-Asset Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017

Net asset value, beginning of period	$14.22		$11.38	$10.89	$10.57	$11.05		$10.32

Activity from investment operations:
Net investment income (1)	0.05		0.07	0.16	0.28	0.30		0.25
Net realized and unrealized gain (loss)
on investments	1.01		2.96	0.60	0.39	(0.28)		0.79
Total from investment operations	1.06		3.03	0.76	0.67	0.02		1.04

Less distributions from:
Net investment income	(0.10)		(0.17)	(0.14)	(0.22)	(0.35)		(0.28)
Net realized gains	(0.63)		(0.02)	—	(0.03)	(0.15)		(0.03)
Return of capital	—		—	(0.13)	(0.10)	—		—
Total distributions	(0.73)		(0.19)	(0.27)	(0.35)	(0.50)		(0.31)

Net asset value, end of period	$14.54		$14.22	$11.38	$10.89	$10.57		$11.05

Total return (2)	7.46	% (7)	26.84%	7.07%	6.56%	0.15%		10.23%

Net assets, at end of period (000s)	$31,480		$23,139	$10,659	$8,817	$11,864		$20,080

Ratio of gross expenses to average net assets
before expense reimbursement/recapture (3)(4)	1.06	% (8)	1.10%	1.24%	1.35%	1.34	% (6)	1.42%

Ratio of net expenses to average net assets
after expense reimbursement/recapture (4)	1.07	% (8)	1.07%	1.15%	1.20%	1.21	% (6)	1.20%
Ratio of net investment income
to average net assets (4)(5)	0.51	% (8)	0.55%	1.39%	2.63%	2.74	% (6)	2.33%

Portfolio Turnover Rate	29	% (7)	73%	110%	79%	29%		38%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

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Eventide Multi-Asset Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class C
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017

Net asset value, beginning of period	$14.15		$11.34	$10.86	$10.55	$11.03		$10.30

Activity from investment operations:
Net investment income (loss) (1)	(0.02)		(0.03)	0.07	0.20	0.24		0.18
Net realized and unrealized gain (loss)
on investments	0.98		2.95	0.60	0.38	(0.29)		0.77
Total from investment operations	0.97		2.92	0.67	0.58	(0.05)		0.95

Less distributions from:
Net investment income	(0.05)		(0.09)	(0.10)	(0.16)	(0.28)		(0.19)
Net realized gains	(0.63)		(0.02)	—	(0.03)	(0.15)		(0.03)
Return of capital	—		—	(0.09)	(0.08)	—		—
Total distributions	(0.68)		(0.11)	(0.19)	(0.27)	(0.43)		(0.22)

Net asset value, end of period	$14.44		$14.15	$11.34	$10.86	$10.55		$11.03

Total return (2)	6.89	% (7)	25.85%	6.23%	5.73%	(0.49)%		9.29%

Net assets, at end of period (000s)	$22,066		$18,883	$8,091	$6,194	$6,654		$5,881

Ratio of gross expenses to average net assets
before expense reimbursement/recapture (3)(4)	1.81	% (8)	1.85%	1.99%	2.10%	2.09	% (6)	2.17%
Ratio of net expenses to average net assets
after expense reimbursement/recapture (4)	1.82	% (8)	1.82%	1.90%	1.95%	1.96	% (6)	1.95%
Ratio of net investment income (loss)
to average net assets (4)(5)	(0.24	)% (8)	(0.21)%	0.64%	1.90%	2.19	% (6)	1.63%
Portfolio Turnover Rate	29	% (7)	73%	110%	79%	29%		38%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

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Eventide Multi-Asset Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I
	Six Months Ended
	December 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017

Net asset value, beginning of year	$14.22		$11.38	$10.90	$10.58	$11.05		$10.33

Activity from investment operations:
Net investment income (1)	0.06		0.11	0.18	0.31	0.36		0.28
Net realized and unrealized gain (loss)
on investments	0.98		2.95	0.60	0.38	(0.31)		0.78
Total from investment operations	1.03		3.06	0.78	0.69	0.05		1.06

Less distributions from:
Net investment income	(0.11)		(0.20)	(0.15)	(0.23)	(0.37)		(0.31)
Net realized gains	(0.63)		(0.02)	—	(0.03)	(0.15)		(0.03)
Return of capital	—		—	(0.15)	(0.11)	—		—
Total distributions	(0.74)		(0.22)	(0.30)	(0.37)	(0.52)		(0.34)

Net asset value, end of year	$14.51		$14.22	$11.38	$10.90	$10.58		$11.05

Total return (2)	7.38	% (7)	27.12%	7.23%	6.81%	0.47%		10.47%

Net assets, at end of year (000s)	$350,775		$279,142	$110,295	$79,513	$76,764		$43,821

Ratio of gross expenses to average net assets
before expense reimbursement/recapture (3)(4)	0.81	% (8)	0.85%	0.99%	1.10%	1.09	% (6)	1.17%
Ratio of net expenses to average net assets
after expense reimbursement/recapture (4)	0.82	% (8)	0.82%	0.90%	0.95%	0.96	% (6)	0.95%
Ratio of net investment income
to average net assets (4)(5)	0.76	% (8)	0.80%	1.65%	2.92%	3.32	% (6)	2.62%

Portfolio Turnover Rate	29	% (7)	73%	110%	79%	29%		38%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the manager not waived or recaptured a portion of the Fund’s expenses in certain periods, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the manager.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	The ratios include 0.01% for the year ended June 30, 2018 attributed to interest expense.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2021

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of thirty-eight series. These financial statements include the following series: Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and the Eventide Multi-Asset Income Fund (each a “Fund” or collectively the “Funds”). Each Fund except Eventide Exponential Technologies Fund is a diversified series of the Trust. Eventide Exponential Technologies Fund is a non-diversified series of the Trust. The Funds’ investment manager is Eventide Asset Management, LLC (the “Manager”).

Eventide Core Bond Fund commenced operations on July 31, 2020. The Fund’s investment objective is total return consistent with income generation.

Eventide Dividend Opportunities Fund commenced operations on September 29, 2017. The Fund’s investment objectives are dividend income and long-term capital appreciation. The Fund’s secondary objective is dividend growth.

Eventide Exponential Technologies Fund commenced operations on June 30, 2020. The Fund’s investment objective is long-term capital appreciation.

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is long-term capital appreciation.

Eventide Limited-Term Bond Fund (formerly Epiphany FFV Strategic Income Fund) Class A and Class I shares commenced operations on July 28, 2010. On March 29, 2017, the Board of Trustees of Epiphany Funds voted to reclassify (the “Conversion”) all outstanding Class C Shares of the Epiphany FFV Strategic Income Fund to Class I shares to be effective on May 30, 2017 (the “Conversion Date”). On the Conversion Date, each Class C share was reclassified as a Class I shares equal in value to the Class C shares owned by that shareholder. The Eventide Limited-Term Bond Fund’s Class N and Class C shares commenced operations December 14, 2018. The Fund changed its fiscal year end from October 31 to June 30. The Fund’s investment objective is income.

Eventide Multi-Asset Income Fund commenced operations on July 15, 2015. The Fund’s investment objective is current income while maintaining the potential for capital appreciation.

Each Fund offers four classes of shares, Class N, Class A, Class C and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the manager does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

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Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of December 31, 2021 for the Funds’ assets measured at fair value:

Eventide Core Bond Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities	$—	$8,394,752	$—	$8,394,752
Corporate Bonds	—	85,447,117	—	85,447,117
Municipal Bonds	—	6,274,802	—	6,274,802
U.S. Government & Agencies	—	33,479,961	—	33,479,961
Short-Term Investment	159,376	—	—	159,376
Total	$159,376	$133,596,632	$—	$133,756,008

Eventide Dividend Opportunities Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$478,558,479	$—	$—	$478,558,479
Preferred Stocks	21,367,836	—	—	21,367,836
Convertible Bonds	—	11,982,605	—	11,982,605
Corporate Bonds	—	2,000,000	2,000,000	4,000,000
Short-Term Investments	9,064,009	—	—	9,064,009
Total	$508,990,324	$13,982,605	$2,000,000	$524,972,929

Eventide Exponential Technologies Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$152,361,003	$—	$—	$152,361,003
Corporate Bond	—	1,460,000	—	1,460,000
Short-Term Investment	500,025	—	—	500,025
Total	$152,861,028	$1,460,000	$—	$154,321,028

Eventide Gilead Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$5,230,483,591	$—	$—	$5,230,483,591
Contingent Value Rights	—	—	3,068,855	3,068,855
Private Investment	—	—	27,269,712	27,269,712
Corporate Bonds	—	46,300,000	17,000,000	63,300,000
Short-Term Investment	10,799,659	—	—	10,799,659
Total	$5,241,283,250	$46,300,000	$47,338,567	$5,334,921,817
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Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Eventide Healthcare & Life Sciences Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$1,600,149,761	$6,703,200	$—	$1,606,852,961
Contingent Value Rights	—	—	1,177,995	1,177,995
Private Investments	—	103,444,913	112,898,460	216,343,373
Short-Term Investment	3,117,190	—	—	3,117,190
Total	$1,603,266,951	$110,148,113	$114,076,455	$1,827,491,519

Eventide Limited-Term Bond Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Asset Backed Securities	$—	$18,701,426	$—	$18,701,426
Collateralized Mortgage Obligations	—	488,265	—	488,265
Corporate Bonds	—	131,014,090	—	131,014,090
Municipal Bonds	—	6,556,109	—	6,556,109
U.S. Government & Agencies	—	32,588,256	—	32,588,256
Total	$—	$189,348,146	$—	$189,348,146

Eventide Multi-Asset Income Fund
Assets
Security Classifications	Level 1	Level 2	Level 3	Totals
Common Stocks (a)	$198,458,511	$—	$—	$198,458,511
Preferred Stocks	13,247,406	—	—	13,247,406
Asset Backed Securities	—	10,838,897	—	10,838,897
Collateralized Mortgage Obligations	—	2,126,885	—	2,126,885
Convertible Bonds	—	13,450,980	—	13,450,980
Corporate Bonds	—	123,011,470	—	123,011,470
Municipal Bonds	—	6,952,256	—	6,952,256
U.S. Government & Agencies	—	58,496,807	—	58,496,807
Short-Term Investments	11,358,637	—	—	11,358,637
Total	$223,064,554	$214,877,295	$—	$437,941,849

(a)	For a detailed break-out of investments by industry, please refer to the Schedule of Investments.
E V E N T I D E	105

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Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Dividend Opportunities Fund

	Corporate Bonds	Total
Beginning balance 6/30/2021	$—	$—
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Cost of purchases	2,000,000	2,000,000
Proceeds from sales	—	—
Net transfers in/out of level 3	—	—
Ending balance 12/31/2021	$2,000,000	$2,000,000

Eventide Gilead Fund

	Contingent Value Rights	Private Investments	Corporate Bonds
Beginning balance 6/30/2021	$3,957,051	$27,269,712	$—
Total realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(888,196)	—	—
Cost of purchases	—	—	17,000,000
Proceeds from sales	—	—	—
Net transfers in/out of level 3	—	—	—
Ending balance 12/31/2021	$3,068,855	$27,269,712	$17,000,000

Eventide Healthcare & Life Sciences Fund

	Contingent Value Rights	Private Investments	Total
Beginning balance 6/30/2021	$1,518,933	$79,759,323	$81,278,256
Total realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(340,938)	(7,527,528)	(7,868,466)
Cost of purchases	—	46,999,997	46,999,997
Proceeds from sales	—	—	—
Dividend reinvest	—	—	—
Net transfers in/out of level 3	—	(6,333,332)	(6,333,332)
Ending balance 12/31/2021	$1,177,995	$112,898,460	$114,076,455

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Arch Oncology, Inc. Series C1, Beta Bionic Series B/B2, BioSplice Therapeutics, Casma Therapeutics, Inc. Series B1, Casma Therapeutics, Inc. Series B2, Flare Therapeutics, Inc. Series A, Freenome Holdings, Inc., Goldfinch Biopharma, Inc. Series A, Goldfinch Biopharma, Inc. Series B, Kojin Therapeutics, Inc. Series A-1, Korro Bio, Inc. Series B1, LEXEO Therapeutics Series B, Prometheus Laboratories, Inc., Shoreline Biosciences Series B and Turnstone Biologics Inc. private investments are as follows (1) recent investor transactions in the companies (2) updates from the companies including new clinical trials data (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private note in Vision Fund International are as follows (1) credit quality of the issuer, (2) underlying business conditions for the issuer. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

Fair Value at December 31, 2021	Valuation Techniques	Unobservable Input	Impact to Valuation
100%	The Manager plans to hold these securities to maturity and monitor’s the issuer’s ability to pay interest and principal and additional financial risk metrics and views par as the appropriate valuation. The initial interest rate was set with a spread to the relevant benchmark to compensate for liquidity and interest rate risks.	There is no active market for these securities however there is significant credit coverage for the loans, the Manager believes the issuer will be current with interest payments and pay principal in full at maturity.	A decline credit quality of the issuer could decrease the value of the security.
E V E N T I D E	106

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

The significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 private investment in Peloton Therapeutics, Inc. contingent value rights are as follows (1) updated valuations to reflect recent milestone payments, (2) DCF model reflecting the Advisor’s probability of success for achieving the remaining milestone payments (3) a five-percent discount based on liquidity of the securities held. A significant increase or decrease in the liquidity discount could result in a significantly lower or higher fair value, respectively.

Fair Value at December 31, 2021	Valuation Techniques	Unobservable Input	Impact to Valuation
$0.77	Anticipated sale price less discounts plus discounted cash flow of contingent future payments.	2.5 - 75% range NPV of the milestone payments using POS (probability of success) based on our diligence for each milestone. 5% Liquidity Risk	Increase (Decrease) in Rate of Success Ratio equals increases (decreases) value

There was a change in fair valuation measurement inputs from Level 3 to Level 2 for one private investment. Level 2 valuations became available based on the Funds receiving daily valuations via the underlying common stock.

The total change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2021 was $888,196 and $7,527,528 for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively.

b)       Accounting for Options – When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of exchange traded funds (“ETFs”)) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The notional value of the derivative instruments outstanding as of December 31, 2021 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity of the Funds.

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2021 was as follows:

Eventide Exponential Technologies Fund

			Realized and
Derivatives Not			Unrealized Gain
Accounted for as			(Loss) on Asset
Hedging Instruments		Location of Gain (Loss) on Derivatives	Derivatives
under GAAP	Primary Risk Exposure	Recognized in Statements of Operations	Recognized in Income
Options Purchased	Equity Risk	Net realized loss from unaffiliated investments	$(372,931)
Options Purchased	Equity Risk	Net change unrealized appreciation from unaffiliated investments	8,154
Total			$(364,777)
E V E N T I D E	107

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Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

c)       Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

d)       Federal Income Tax – The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2021, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2021, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2019 to June 30, 2021 or expected to be taken in the Funds’ June 30, 2022 year-end tax return.

e)       Distributions to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Each Fund typically distributes substantially all of its net investment income in the form of dividends, interest and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist of both capital gains, and net investment income. Each Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) annually. The Eventide Exponential Technologies Fund, Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund intend to make annual distributions if applicable. The Eventide Core Bond Fund and Eventide Dividend Opportunities Fund intend to make quarterly distributions if applicable. The Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund intend to make monthly distributions if applicable.

f)       Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

g)       Security Transactions and Investment Income - Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the specific identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available. Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

h)       Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Indemnification – The Trust indemnifies its offers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

E V E N T I D E	108

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Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

j)       Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Class A shares purchased where the sales charge was waived, are subject to a CDSC of 1.00% on redemptions within 180 days of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2021, there were the following redemption fees paid to the fund and CDSC fees paid to the distributor:

Fund	Redemption Fees	CDSC Fees
Eventide Core Bond Fund	$—	$379
Eventide Dividend Opportunities Fund	—	734
Eventide Exponential Technologies Fund	33,481	323
Eventide Gilead Fund	—	2,225
Eventide Healthcare & Life Sciences Fund	—	3,877
Eventide Limited-Term Bond Fund	—	482
Eventide Multi-Asset Income Fund	—	1,346

k)       Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. The asset of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2021, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Eventide Core Bond Fund
Purchases	Sales
$37,702,849	$20,652,264

Eventide Dividend Opportunities Fund
Purchases	Sales
204,675,894	62,133,757

Eventide Exponential Technologies Fund
Purchases	Sales
84,064,591	42,207,876

Eventide Gilead Fund
Purchases	Sales
856,225,021	650,252,386

Eventide Healthcare & Life Sciences Fund
Purchases	Sales
603,023,130	702,354,399

Eventide Limited-Term Bond Fund
Purchases	Sales
64,249,462	48,360,611

Eventide Multi-Asset Income Fund
Purchases	Sales
173,886,956	112,619,298
E V E N T I D E	109

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Eventide Asset Management, LLC acts as investment manager to the Funds pursuant to the terms of a management agreement between the Manager of the Trust (the “Management Agreement”). Since December 14, 2018, Eventide Asset Management, LLC serves as investment adviser to the Eventide Limited-Term Bond Fund. Prior to December 14, 2018, Trinity Fiduciary Partners, LLC (“Trinity”) served as the Epiphany FFV Strategic Income Fund (“Epiphany FFV Fund”) investment adviser. Boyd Watterson Asset Management, LLC serves as sub-adviser to the Eventide Limited-Term Bond Fund, the Eventide Core Bond Fund, and a portion of the Eventide Multi-Asset Income Fund’s portfolio. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. The fees paid by the Funds to the Manager are described in greater detail below. Prior to March 2, 2020, Eventide Multi-Asset Income Fund paid to the manager, as of the last day of each month, an annualized fee equal to 0.73% of its average net assets. Prior to December 14, 2018, the Eventide Limited-Term Bond Fund paid to the Manager, as of the last day of each month, an annualized fee equal to 0.45% of its average net assets. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2021, management fees of $231,281, $1,558,658, $792,585, $25,486,909, $11,730,039, $309,475 and $1,207,777 were incurred by the Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund, respectively, before the waivers and reimbursements described below.

Each Fund is authorized to pay the Manager an annual fee based on its average daily net assets. The management fee is paid monthly. The Manager has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to maintain each Fund’s total annual operating expenses (excluding front-end or contingent deferred loads, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at a certain level through October 31, 2022. This agreement may only be terminated by the Board on 60 days’ written notice to the Manager and upon the termination of the Management Agreement between the Trust and the Manager. Fee waivers and expense reimbursements are subject to possible recoupment by the Manager from the Funds in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture. Prior to December 14, 2018, Trinity had contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses at 1.25% and 1.00% of the average daily net assets of Epiphany FFV Fund’s Class A and Class I. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three years following the year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board.

E V E N T I D E	110

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Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

The following table lists the contractual advisory fee and the expense limitation for each Fund.

Fund	Contractual Advisory Fee	Expense Limitation
Eventide Core Bond Fund	0.36%	Class A:	0.83%
		Class C:	1.58%
		Class N:	0.78%
		Class I:	0.58%
Eventide Dividend Opportunities Fund	0.73%	Class A:	1.20%
		Class C:	1.95%
		Class N:	1.15%
		Class I:	0.95%
Eventide Exponential Technologies Fund	1.10%	Class A:	1.68%
		Class C:	2.43%
		Class N:	1.63%
		Class I:	1.43%
Eventide Gilead Fund	1.00% of the first $2 billion;	Class A:	1.67%
	0.95% on the next $1 billion;	Class C:	2.42%
	0.90% on the next $1 billion;	Class N:	1.62%
	and 0.85% thereafter	Class I:	1.42%
Eventide Healthcare & Life Sciences Fund	1.10%	Class A:	1.68%
		Class C:	2.43%
		Class N:	1.63%
		Class I:	1.43%
Eventide Limited-Term Bond Fund	0.33%	Class A:	0.80%
		Class C:	1.55%
		Class N:	0.75%
		Class I:	0.55%
Eventide Multi-Asset Income Fund	0.60%	Class A:	1.07%
		Class C:	1.82%
		Class N:	1.02%
		Class I:	0.82%

For the six months ended December 31, 2021, the Manager waived no management fees from Eventide Exponential Technologies Fund, Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, waived/reimbursed fees of $89,902 from the Eventide Core Bond Fund and $72,403 from the Eventide Limited-Term Bond Fund, recaptured $107,884 from the Eventide Dividend Opportunities Fund and $68,264 from the Eventide Multi-Asset Income Fund, pursuant to its contractual agreement. As of December 31, 2021, the Manager has waived/reimbursed expenses that may be recovered no later than June 30 of the years indicated below:

	2022	2023	2024
Eventide Core Bond Fund	$0	$0	$99,512
Eventide Dividend Opportunities Fund	$0	$113,677	$64,772
Eventide Exponential Technologies Fund	$0	$0	$53,115
Eventide Limited-Term Bond Fund	$111,782	$148,648	$133,760
Eventide Multi-Asset Income Fund	$96,299	$103,007	$65,335
E V E N T I D E	111

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Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

The Eventide Gilead Fund and Healthcare & Life Sciences Fund do not have any expenses previously waived by the Manager that are subject to recapture and did not waive any further expenses during the six months ended December 31, 2021.

The Trust has entered into a Management Services Agreement with MFund, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2021, the Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund incurred $14,137, $40,388, $15,537, $496,356, $195,278, $19,485 and $39,311 for such fees, respectively.

Effective April 2015, pursuant to the Management Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement.

The amounts due to MFund at December 31, 2021 for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

A Trustee and Officer of the Trust is also the controlling member of MFund, AlphaCentric Advisors LLC, and Catalyst Capital Advisors LLC (AlphaCentric and Catalyst each serve as an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the distributor, provides administrative, fund accounting, and transfer agency services to the Funds’ pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

The Trust has adopted a distribution plan pursuant to rule 12b-1 under the 1940 Act for each class of shares except Class I, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class N shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class N shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees.

The 12b-1 fees may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

For the six months ended December 31, 2021, the Distributor received $509, $35,074, $12,365, $141,502, $49,917, $2,013 and $15,873 in underwriter commissions from the sale of shares of the Fund from the Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund, respectively.

E V E N T I D E	112

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Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Represents aggregate cost for federal tax purposes, including options written, for the Funds as of December 31, 2021 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Total Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Aggregate Cost	Appreciation	Depreciation	(Depreciation)
Eventide Core Bond Fund	$135,967,241	$98,449	$(2,309,682)	$(2,211,233)
Eventide Dividend Opportunities Fund	422,331,570	105,987,077	(3,345,718)	102,641,359
Eventide Exponential Technologies Fund	133,689,713	30,676,026	(10,044,711)	20,631,315
Eventide Gilead Fund	2,943,414,157	2,555,944,694	(164,437,034)	2,391,507,660
Eventide Healthcare & Life Sciences Fund	1,491,926,766	638,905,585	(303,340,832)	335,564,753
Eventide Limited-Term Bond Fund	190,928,139	96,929	(1,676,922)	(1,579,993)
Eventide Multi-Asset Income Fund	379,099,240	61,883,998	(3,041,389)	58,842,609

The tax character of fund distributions for the years ended June 30, 2021 and June 30, 2020 was as follows:

	For the year ended June 30, 2021:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Core Bond Fund	$662,544	$—	$372,081	$1,034,625
Eventide Dividend Opportunities Fund	2,119,397	442,713	—	2,562,110
Eventide Exponential Technologies Fund	119,830	—	—	119,830
Eventide Gilead Fund	—	46,777,382	—	46,777,382
Eventide Healthcare & Life Sciences Fund	2,584,287	84,024,399	—	86,608,686
Eventide Limited-Term Bond Fund	1,241,376	265,225	435,931	1,942,532
Eventide Multi-Asset Income Fund	3,474,637	1,599,165	—	5,073,802

	For the year ended June 30, 2020:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Eventide Dividend Opportunities Fund	$213,501	$—	$399,315	$612,816
Eventide Gilead Fund	—	80,392,392	—	80,392,392
Eventide Healthcare & Life Sciences Fund	7,562,297	18,687,917	—	26,250,214
Eventide Limited-Term Bond Fund	732,710	—	146,859	879,569
Eventide Multi-Asset Income Fund	1,463,734	48,593	1,671,355	3,183,682

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The table below shows equalization amounts which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the year ended June 30, 2021. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

Portfolio	Equalization Utilized
Eventide Dividend Opportunities Fund	$457,042
Eventide Exponential Technologies Fund	66,087
Eventide Gilead Fund	11,512,559
Eventide Healthcare & Life Sciences Fund	9,375,224
Eventide Multi-Asset Income Fund	1,357,982
E V E N T I D E	113

S E M I - A N N U A L R E P O R T	D e c e m b e r 3 1 , 2 0 2 1
Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Eventide Core Bond Fund	$—	$—	$(558,159)	$(28,333)	$—	$(1,046,826)	$(1,633,318)
Eventide Dividend Opportunities Fund	609,823	2,636,624	—	—	—	55,888,876	59,135,323
Eventide Exponential Technologies Fund	1,905,963	—	—	—	—	23,881,589	25,787,552
Eventide Gilead Fund	—	189,082,229	(12,512,943)	—	—	2,613,293,934	2,789,863,220
Eventide Healthcare & Life Sciences Fund	13,393,599	157,450,740	—	—	—	414,241,009	585,085,348
Eventide Limited-Term Bond Fund	—	—	(71,717)	—	—	362,256	290,539
Eventide Multi-Asset Income Fund	5,756,665	8,675,302	—	—	—	40,484,314	54,916,281

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, passive foreign investment companies, and adjustments for partnerships, real estate investment trusts, C-Corporation return of capital, perpetual bonds, trust preferred securities, paydowns and deemed distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Eventide Gilead Fund	$12,512,943

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Eventide Core Bond Fund	$558,159
Eventide Limited-Term Bond Fund	71,717

At June 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, utilized capital loss carryforwards as follows:

	Non-Expiring
	Short-	Long-	CLCF
Portfolio	Term	Term	Total	Utilized
Eventide Core Bond Fund	$28,333	$—	$28,333	$—
Eventide Dividend Opportunities Fund	—	—	—	379,812
Eventide Limited-Term Bond Fund	—	—	—	170,193

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distribution reclasses, non-deductible expenses and equalization credits, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2021 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Eventide Core Bond Fund	$(44,935)	$44,935
Eventide Dividend Opportunities Fund	450,125	(450,125)
Eventide Exponential Technologies Fund	46,727	(46,727)
Eventide Gilead Fund	(13,696,387)	13,696,387
Eventide Healthcare & Life Sciences Fund	9,375,224	(9,375,224)
Eventide Multi-Asset Income Fund	1,343,029	(1,343,029)
E V E N T I D E	114

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Eventide Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

(5)	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund at December 31, 2021 are noted in the Funds’ Schedule of Investments. Transactions during the period with companies which are affiliates are as follows:

Eventide Gilead Fund
							Net Increase/
	Market Value	Share Balance				Dividends	Decrease in		Market Value	Share Balance
	at June 30,	at June 30,			Corporate	Credited to	Appreciation	Realized Gains	at December	at December
Description	2021	2021	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	31, 2021	31, 2021
KnowBe4, Inc.	$—	—	$64,052,505	$—	$—	$—	$(3,261,505)	$—	$60,791,000	2,650,000
Vital Farms, Inc.	58,882,000	2,950,000	—	—	—	—	(5,605,000)	—	53,277,000	2,950,000
Total	$58,882,000	2,950,000	$64,052,505	$—	$—	$—	$(8,866,505)	$—	$114,068,000	5,600,000

Eventide Healthcare & Life Sciences Fund
							Net Increase/			Share
		Share Balance				Dividends	Decrease in	Realized	Market Value at	Balance at
	Market Value at	at June 30,		Sales	Corporate	Credited to	Appreciation	Gains	December 31,	December 31,
Description	June 30, 2021	2021	Purchases	Proceeds	Actions	Income	(Depreciation)	(Losses)	2021	2021
Annexon, Inc. [1]	$36,264,848	1,611,055	$17,710,020	$—	$—	$—	$(21,228,368)	$—	$32,746,500	2,850,000
Casma Therapeutics, Inc. Series B1	3,562,500	5,000,000	—	—	—	—	—	—	3,562,500	5,000,000
Casma Therapeutics, Inc. Series B2	3,562,500	5,000,000	—	—	—	—	—	—	3,562,500	5,000,000
Cogent Biosciences, Inc. Essa Pharma, Inc. [1]	51,040,942	1,786,522	14,677,469	(4,900,812)	—	—	(24,336,065)	1,858,470	38,340,004	2,700,000
Freeline Therapeutics Ltd. [1]	10,247,419	1,257,352	3,950,490	—	—	—	(9,750,926)	—	4,446,983	2,257,352
Freeline Therapeutics Ltd. Series C [1,2]	9,510,144	1,228,304	—	—	—	—	(7,211,373)	—	2,298,771	1,228,304
Goldfinch Biopharma, Inc. Series A	5,600,000	5,000,000	—	—	—	—	—	—	5,600,000	5,000,000
Goldfinch Biopharma, Inc. Series B	9,491,525	8,474,576	—	—	—	—	—	—	9,491,525	8,474,576
LEXEO Therapeutics Series B Prometheus Biosciences, Inc. 1,2	30,700,000	1,250,000	3,913,938	(3,565,302)	6,990,046	—	49,824,785	2,930,060	90,793,527	2,296,245
Prometheus Biosciences, Inc. Series D1	33,744,184	1,446,262	—	—	—	—	20,581,755	—	54,325,939	1,446,262
Prometheus Laboratories, Inc.	667,148	1,017,770	—	—	—	—	—	—	667,148	1,017,770
Sutro Biopharma,Inc.	44,076,425	2,370,975	5,631,148	—	—	—	(9,398,025)	—	40,309,548	2,708,975
VectivBio A.G. Series A- 2	13,474,362	1,216,427	—	—	—	—	(7,800,338)	—	5,674,024	1,216,427
Zymeworks, Inc.	111,033,253	3,200,728	27,158,723	(32,353,202)	—	—	(26,358,510)	(33,274,641)	46,205,623	2,819,135
TOTAL	$362,975,250	39,859,971	$120,930,039	$(40,819,316)	$6,990,046	$—	$(39,157,097)	$(28,486,111)	$382,432,811	56,248,401
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December 31, 2021

Investments no longer affiliated as of December 31, 2021
							Net Increase/			Share
		Share Balance				Dividends	Decrease in		Market Value at	Balance at
	Market Value at	at June 30,			Corporate	Credited to	Appreciation	Realized Gains	December 31,	December 31,
Description	June 30, 2021	2021	Purchases	Sales Proceeds	Actions	Income	(Depreciation)	(Losses)	2021	2021
89bio, Inc.	$21,263,620	1,137,092	$—	$(5,621,877)	$—	$—	$(3,314,602)	$(2,960,264)	$9,366,877	716,670
Annexon, Inc. Series D	17,067,205	798,111	—	(9,999,999)	—	—	(7,067,206)	—	—	—
Cardiff Oncology, Inc.	23,779,296	3,575,834	—	(14,194,345)	—	—	7,293,826	(6,839,679)	10,039,098	1,670,399
Celldex Therapeutics, Inc.	70,521,884	2,108,908	23,712,388	(72,256,344)	—	—	(10,173,119)	36,066,287	47,871,096	1,238,900
Praxis Precision Medicines, Inc. Series C1 [2]	17,178,826	988,994	—	(12,000,000)	—	—	(5,178,834)	8	—	—
Prometheus Biosciences, Inc. Series D [2]	23,746,610	1,017,770	—	—	(6,990,046)	—	(16,756,564)	—	—	—
Trillium Therapeutics, Inc. [3]	92,247,000	9,510,000	—	(75,002,362)	(96,706,456)	—	3,381,975	76,079,843	—	—
Total	$265,804,441	19,136,709	$23,712,388	$(189,074,927)	$(103,696,502)	$—	$(31,814,524)	$102,346,195	$67,277,071	3,625,969

	$628,779,691	58,996,680	$144,642,427	$(229,894,243)	$(96,706,456)	$—	$(70,971,621)	$73,860,084

1.	Not affiliated June 30, 2021.

2.	Reorganization of private investment to the publicly traded common stock.

3.	Tender Offer.

(6)	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of December 31, 2021, the Eventide Dividend Opportunities Fund, Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund were invested in the following restricted securities:

Eventide Dividend Opportunities Fund

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Vision Fund International, 2.6110%, 11/30/23	12/1/21	2,000,000	$2,000,000	$2,000,000	0.4%

Eventide Gilead Fund

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Beta Bionic Series B/B2	8/31/18	179,406	$27,400,031	$27,269,712	0.5%
Peloton Therapeutics, Inc. - CVR	2/14/19	3,982,940	—	3,068,855	0.1%
Vision Fund International, 3.1500%, 12/15/25	12/1/21	5,000,000	5,000,000	5,000,000	0.1%
Vision Fund International, 2.6110%, 11/30/23	12/16/21	7,000,000	7,000,000	7,000,000	0.1%
Vision Fund International, 3.2230%, 12/15/26	12/16/21	5,000,000	5,000,000	5,000,000	0.1%
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December 31, 2021

Eventide Healthcare & Life Sciences Fund

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Arch Oncology, Inc. Series C1	4/26/21	4,643,043	$5,952,381	$5,654,762	0.3%
Beta Bionic Series B/B2	8/31/18	122,828	19,000,015	18,669,856	1.0%
BioSplice Therapeutics	3/5/21	295,276	15,000,021	5,435,470	0.3%
Casma Therapeutics, Inc. Series B1	8/26/20	5,000,000	3,750,000	3,562,500	0.2%
Casma Therapeutics, Inc. Series B2	6/7/21	5,000,000	3,750,000	3,562,500	0.2%
Cullinan Oncology, LLC	12/16/20	721,145	10,000,000	10,570,904	0.5%
DiCE Molecules Series C	12/18/20	642,731	6,666,666	15,454,146	0.8%
DiCE Molecules Series C2	7/20/21	321,365	3,333,332	7,727,061	0.4%
DiCE Molecules Series C1	8/20/21	307,516	4,149,967	7,394,068	0.4%
Flare Therapeutics, Inc. Series A	4/22/21	1,097,561	1,097,561	1,042,683	0.1%
Freeline Therapeutics Ltd. Series C	6/29/20	1,228,304	15,750,000	2,298,771	0.1%
Freenome Holdings, Inc.	11/22/21	928,098	6,999,994	10,286,760	0.5%
Goldfinch Biopharma, Inc. Series A	3/15/19	5,000,000	5,000,000	5,600,000	0.3%
Goldfinch Biopharma, Inc. Series B	6/29/20	8,474,576	10,000,000	9,491,525	0.5%
Kojin Therapeutics, Inc. Series A-1	6/2/21	763,319	1,499,998	1,424,998	0.1%
Korro Bio, Inc. Series B1	11/8/21	3,831,418	10,000,001	9,500,001	0.5%
LEXEO Therapeutics Series B	8/10/21	8,718,446	14,999,999	14,250,300	0.7%
Peloton Therapeutics, Inc. - CVR	2/14/19	1,528,871	—	1,177,995	0.1%
Prometheus Biosciences, Inc. Series D1	1/29/21	1,446,262	12,307,692	54,325,939	2.8%
Prometheus Laboratories, Inc.	12/31/20	1,017,770	702,262	667,148	0.0%
Roivant Sciences Ltd.	10/1/21	700,000	7,000,000	6,703,200	0.3%
Shoreline Biosciences Series B	10/28/21	1,489,958	15,000,003	14,249,958	0.7%
Turnstone Biologics Inc.	6/29/21	3,660,670	9,999,999	9,499,999	0.5%
VectivBio A.G. Series A-2	9/25/20	1,216,427	7,000,000	5,674,024	0.3%

(7)	PORTFOLIO CONCENTRATION RISK

The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

(8)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

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(9)	MARKET RISK

Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(10)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2021, Charles Schwab & Co, Inc. Special Custody Account for the Exclusive Benefit of Customers and TD Ameritrade, Inc. for the Exclusive Benefit of Customers held 60.10% and 35.09% of the Eventide Core Bond Fund, respectively.

(11)	RECENT REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

(12)	NEW ACCOUNTING PRONOUNCEMENT

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

(13)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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EXPENSE EXAMPLES (Unaudited)
December 31, 2021

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example for Eventide Core Bond Fund, Eventide Dividend Opportunities Fund, Eventide Exponential Technologies Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 through December 31, 2021.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each of Eventide Core Bond Fund, Eventide Exponential Technologies Fund, Eventide Dividend Opportunities Fund, Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund, Eventide Limited-Term Bond Fund and Eventide Multi-Asset Income Fund and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Funds’	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	7/1/21	12/31/21	Period 1	12/31/21	Period

Eventide Core Bond Fund - Class N	0.78%	$1,000.00	$994.50	$3.92	$1,021.27	$3.97
Eventide Core Bond Fund – Class A	0.83%	1,000.00	992.90	4.17	1,021.02	4.23
Eventide Core Bond Fund – Class C	1.58%	1,000.00	989.70	7.93	1,017.24	8.04
Eventide Core Bond Fund – Class I	0.58%	1,000.00	994.40	2.92	1,022.28	2.96

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
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EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2021

					Hypothetical
			Actual		(5% return before expenses)
	Funds’	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	7/1/21	12/31/21	Period 1	12/31/21	Period

Eventide Dividend Opportunities Fund - Class N	1.15%	1,000.00	1,138.80	6.21	1,019.40	5.86
Eventide Dividend Opportunities Fund – Class A	1.20%	1,000.00	1,139.30	6.48	1,019.15	6.11
Eventide Dividend Opportunities Fund – Class C	1.95%	1,000.00	1,134.90	10.49	1,015.38	9.90
Eventide Dividend Opportunities Fund – Class I	0.95%	1,000.00	1,140.40	5.13	1,020.41	4.84
Eventide Exponential Technologies Fund - Class N	1.61%	1,000.00	954.50	7.95	1,017.07	8.20
Eventide Exponential Technologies Fund – Class A	1.66%	1,000.00	954.50	8.19	1,016.82	8.46
Eventide Exponential Technologies Fund – Class C	2.41%	1,000.00	950.50	11.85	1,013.06	12.23
Eventide Exponential Technologies Fund – Class I	0.95%	1,000.00	955.60	6.97	1,018.08	7.19
Eventide Gilead Fund – Class N	1.28%	1,000.00	1,006.60	6.70	1,018.52	6.74
Eventide Gilead Fund – Class A	1.33%	1,000.00	1,006.60	6.70	1,018.52	6.74
Eventide Gilead Fund – Class C	2.08%	1,000.00	1,002.50	10.48	1,014.74	10.54
Eventide Gilead Fund – Class I	1.08%	1,000.00	1,007.50	5.44	1,019.78	5.48
Eventide Healthcare & Life Sciences Fund – Class N	1.48%	1,000.00	982.80	7.39	1,017.46	7.52
Eventide Healthcare & Life Sciences Fund – Class A	1.53%	1,000.00	982.60	7.64	1,017.50	7.77
Eventide Healthcare & Life Sciences Fund – Class C	2.28%	1,000.00	978.70	11.36	1,013.72	11.56
Eventide Healthcare & Life Sciences Fund – Class I	1.28%	1,000.00	983.70	6.39	1,018.76	6.50
Eventide Limited-Term Bond Fund – Class N	0.75%	1,000.00	991.80	3.77	1,021.42	3.82
Eventide Limited-Term Bond Fund – Class A	0.80%	1,000.00	991.50	4.02	1,021.17	4.08
Eventide Limited-Term Bond Fund – Class C	1.55%	1,000.00	988.70	7.77	1,017.39	7.88
Eventide Limited-Term Bond Fund – Class I	0.55%	1,000.00	992.90	2.76	1,022.43	2.80
Eventide Multi-Asset Income Fund – Class N	1.02%	1,000.00	1,073.50	5.34	1,020.06	5.20
Eventide Multi-Asset Income Fund – Class A	1.07%	1,000.00	1,074.60	5.60	1,019.80	5.46
Eventide Multi-Asset Income Fund – Class C	1.82%	1,000.00	1,068.90	9.50	1,016.02	9.26
Eventide Multi-Asset Income Fund – Class I	0.82%	1,000.00	1,073.80	4.29	1,021.06	4.19

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
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ADDITIONAL INFORMATION (Unaudited)
December 31, 2021

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-771-3836.

Information regarding how each Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the SEC’s website at http://www.sec.gov

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Privacy Notice
Mutual Fund Series Trust Revised July 2017	1 of 2

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

■         Social Security number and wire transfer instructions

■         account transactions and transaction history

■         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?

For our everyday business purposes such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO

For our marketing purposes to offer our products and services to you.	NO	We don’t share

For joint marketing with other financial companies.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share

For our affiliates to market to you	NO	We don’t share

For non-affiliates to market to you	NO	We don’t share
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Mutual Fund Series Trust Revised July 2017	2 of 2

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     direct us to buy securities or direct us to sell your securities

■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

■     affiliates from using your information to market to you.

■     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Mutual Fund Series Trust doesn’t jointly market.

QUESTIONS?	Call 1-844-223-8637

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Mutual Fund Series Trust
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

MANAGER
Eventide Asset Management, LLC
One International Place
Suite 3510
Boston, MA 02110

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank
1555 N. Rivercenter Drive
Suite 302
Milwaukee, WI 53212

ETF-SAR21
E V E N T I D E	124

(b)        Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: 3/11/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: 3/11/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: 3/11/2022